United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-05-31

Date of Reporting Period: 2025-05-31

Item 1.	Reports to Stockholders

Federated Hermes Tax-Free Obligations Fund

Advisor Shares | TBVXX

Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$21	0.21%

Key Fund Statistics

  Net Assets$5,513,408,207
  Number of Investments371
  Total Advisory Fees Paid$6,164,260

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
62.8%
Commerical Paper
22.1%
Municipal Notes
15.8%

Value	Value
Municipal Notes	15.8%
Commerical Paper	22.1%
Variable Rate Demand Instruments	62.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.1%
91-180 Days	8.1%
31-90 Days	23.2%
8-30 Days	11.2%
1-7 Days	54.1%

Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919411

Q450528-B (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Tax-Free Obligations Fund

Service Shares | TBSXX

Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Key Fund Statistics

  Net Assets$5,513,408,207
  Number of Investments371
  Total Advisory Fees Paid$6,164,260

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	15.8%
Commerical Paper	22.1%
Variable Rate Demand Instruments	62.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.1%
91-180 Days	8.1%
31-90 Days	23.2%
8-30 Days	11.2%
1-7 Days	54.1%

Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N880

Q450528-C (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Tax-Free Obligations Fund

Wealth Shares | TBIXX

Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Key Fund Statistics

  Net Assets$5,513,408,207
  Number of Investments371
  Total Advisory Fees Paid$6,164,260

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	15.8%
Commerical Paper	22.1%
Variable Rate Demand Instruments	62.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.1%
91-180 Days	8.1%
31-90 Days	23.2%
8-30 Days	11.2%
1-7 Days	54.1%

Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N401

Q450528-A (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Automated Shares | MOTXX

Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$50	0.49%

Key Fund Statistics

  Net Assets$6,785,535,475
  Number of Investments475
  Total Advisory Fees Paid$6,365,385

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
66.8%
Municipal Notes
18.0%
Commerical Paper
16.4%

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 15, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares (AS) class (after the voluntary waivers and reimbursements) will not exceed 0.50% (the “Fee Limit”). Prior to January 15, 2025, the Fee Limit for the Fund’s AS class was 0.56%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919643

Q450516-A (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Capital Shares | MFCXX

Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.31%

Key Fund Statistics

  Net Assets$6,785,535,475
  Number of Investments475
  Total Advisory Fees Paid$6,365,385

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N633

Q450516-G (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Cash II Shares | MODXX

Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.91%

Key Fund Statistics

  Net Assets$6,785,535,475
  Number of Investments475
  Total Advisory Fees Paid$6,365,385

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919668

Q450516-E (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Cash Series Shares | MFSXX

Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Key Fund Statistics

  Net Assets$6,785,535,475
  Number of Investments475
  Total Advisory Fees Paid$6,365,385

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919650

Q450516-F (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Investment Shares | MOIXX

Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Shares	$74	0.73%

Key Fund Statistics

  Net Assets$6,785,535,475
  Number of Investments475
  Total Advisory Fees Paid$6,365,385

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919635

Q450516-B (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Service Shares | MOSXX

Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Key Fund Statistics

  Net Assets$6,785,535,475
  Number of Investments475
  Total Advisory Fees Paid$6,365,385

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N641

Q450516-D (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Wealth Shares | MOFXX

Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Key Fund Statistics

  Net Assets$6,785,535,475
  Number of Investments475
  Total Advisory Fees Paid$6,365,385

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	16.4%
Municipal Notes	18.0%
Variable Rate Demand Instruments	66.8%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	4.8%
91-180 Days	8.2%
31-90 Days	23.3%
8-30 Days	9.2%
1-7 Days	55.7%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N658

Q450516-C (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $389,424

Fiscal year ended 2024 - $411,218

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $4,326*

Fiscal year ended 2024 - $0

*Fiscal year ended 2025- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $5,755 respectively. Fiscal year ended 2024- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $160,653

Fiscal year ended 2024 - $180,214

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
May 31, 2025

Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX	Service | MOSXX
	Cash II | MODXX	Cash Series | MFSXX	Capital | MFCXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2025
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.2%
		Alabama—3.9%
$ 5,160,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2958) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	$ 5,160,000
4,955,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2959) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	4,955,000
16,900,000		Decatur, AL IDB (Nucor Steel Decatur LLC), (Series 2003-A) Weekly VRDNs, (Nucor Corp. GTD), 2.250%, 6/4/2025	16,900,000
2,550,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-A) Daily VRDNs, 3.100%, 6/2/2025	2,550,000
40,000,000		UAB St Vincent’s Health System Authority, BAML 3a-7 (Series 2025-BAML5063), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.170%, Optional Tender 8/14/2025	40,000,000
43,100,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 3.150%, 6/2/2025	43,100,000
68,200,000		Walker County, AL Economic and IDA (Alabama Power Co.), (Second Series 2023) Daily VRDNs, 3.150%, 6/2/2025	68,200,000
3,600,000		Walker County, AL Economic and IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 3.100%, 6/2/2025	3,600,000
45,575,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.100%, 6/2/2025	45,575,000
35,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2023) Weekly VRDNs, 2.600%, 6/5/2025	35,000,000
		TOTAL	265,040,000
		Alaska—0.2%
3,544,997		Alaska State Housing Finance Corp. (Steel Chenana LLC), Mizuho 3a-7 (Series 2024-MIZ9201) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	3,544,997
10,000,000		Anchorage, AK, Tender Option Bond Trust Certificates (Series 2024-XF3288) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.120%, 6/5/2025	10,000,000
		TOTAL	13,544,997
		Arizona—1.0%
12,112,000		Arizona Health Facilities Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9098) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.170%, 6/5/2025	12,112,000
12,630,000		Arizona State Development Authority (Casa Grande AH I LLLP), Mizuho 3a-7 (Series 2024-MIZ9160) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	12,630,000
3,015,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), Tender Option Bond Trust Certificates (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	3,015,000
6,015,000		Arizona State IDA (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9187) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	6,015,000
7,480,000		Arizona State IDA (Roers Flagstaff Apartment Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9194) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	7,480,000
8,045,000		Arizona State IDA (Roers Maricopa Apartments Owner LLC), (Series 2024-MIZ9176) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	8,045,000
4,690,000		Arizona State IDA (Roers Maricopa Apartments Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9155) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.250%, 6/5/2025	4,690,000
2,535,000		Arizona State IDA (The Villas on Shelby, LLC), Mizuho 3a-7 (Series 2025-MIZ9211) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	2,535,000
1,850,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9118) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.220%, 6/2/2025	1,850,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 2.000%, 6/5/2025	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (BMO Bank, N.A. LOC), 2.220%, 6/5/2025	6,750,000
		TOTAL	70,732,000
		Arkansas—0.1%
700,000		Blytheville, AR (Nucor Corp.), (Series 1998) Weekly VRDNs, 2.250%, 6/4/2025	700,000
3,550,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 2.650%, 6/4/2025	3,550,000
		TOTAL	4,250,000
		California—10.0%
1,300,000		BlackRock California Municipal Income Trust, (Series W-7) Weekly VRDPs, (Barclays Bank PLC LIQ), 2.110%, 6/5/2025	1,300,000
3,000,000		Blackrock Muniholdings California Quality Fund, Inc., (Series W-7) Weekly VRDPs, (Barclays Bank PLC LIQ), 2.110%, 6/5/2025	3,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 500,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.070%, 6/5/2025	$ 500,000
17,000,000		California Health Facilities Financing Authority (Children’s Hospital of Los Angeles), BAML 3a-7 (Series 2025-BAML5065) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.030%, 6/5/2025	17,000,000
18,415,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	18,415,000
2,034,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.170%, 6/5/2025	2,034,000
18,400,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	18,400,000
15,920,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	15,920,000
6,885,000		California HFA, Tender Option Bond Trust Floater Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	6,885,000
11,065,000		California Municipal Finance Authority (Harbor Park Apartments Phase 2, LP), Mizuho 3a-7 (Series 2025-MIZ9209) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.200%, 6/5/2025	11,065,000
13,090,000		California Municipal Finance Authority (Sunnyview Villa Community Partners LP), Mizuho 3a-7 (Series 2023-MIZ9144) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	13,090,000
10,435,000		California Statewide Communities Development Authority (Fiddyment Affordable Partners LP), Mizuho 3a-7 (Series 2023-MIZ9142) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	10,435,000
7,880,000		California Statewide Communities Development Authority (Fountain Park), Mizuho 3a-7 (Series 2023-MIZ9122) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.550%, 6/2/2025	7,880,000
1,860,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.009%, Mandatory Tender 8/14/2025	1,860,000
13,995,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009D), CP, 2.947%, Mandatory Tender 8/13/2025	13,995,000
10,300,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	10,300,000
6,979,392		California Statewide Communities Development Authority (Lexington Green Community Partners II, LP), Mizuho 3a-7 (Series 2024-MIZ9184) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.200%, 6/5/2025	6,979,392
5,700,000		California Statewide Communities Development Authority (Northwest Gateway Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9121) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.550%, 6/2/2025	5,700,000
5,440,000		California Statewide Communities Development Authority (Silvey Villas Partners LP), Mizuho 3a-7 (Series 2023-MIZ9133) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	5,440,000
11,615,000		California Statewide Communities Development Authority (TRG - Copeland Creek LP), Mizuho 3a-7 (Series 2023-MIZ9135) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	11,615,000
46,920,000		California Statewide Communities Development Authority (Uptown Housing Partners LLC), BAML 3a-7 (Series 2024-BAML6023) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.100%, 6/2/2025	46,920,000
17,955,000		California Statewide Communities Development Authority (Uptown Housing Partners LLC), BAML 3a-7 (Series 2024-BAML6024) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.100%, 6/2/2025	17,955,000
5,500,000		California Statewide Communities Development Authority MFH (Prospera Homestead Partners LP), Mizuho 3a-7 (Series 2024-MIZ9166) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	5,500,000
8,000,000		Los Angeles County, CA Housing Authority MFH (The Solemint Heights Partnership), MIZUHO 3a-7 (Series 2020-MIZ9039) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 3.150%, 6/2/2025	8,000,000
67,550,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 3.550%, 6/2/2025	67,550,000
43,285,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2024-MIZ9189) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.280%, 6/5/2025	43,285,000
75,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	75,000,000
22,500,000		River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1, Mizuho 3a-7 (Series 2024-MIZ9188) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	22,500,000
20,000,000		San Diego, CA Housing Authority (Scripps Mesa Apartments), Mizuho 3a-7 (Series 2024-MIZ9198) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.200%, 6/5/2025	20,000,000
10,840,000		San Francisco, CA City & County Airport Commission, Tender Option Bond Trust (Series 2025-XM1264) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.950%, 6/2/2025	10,840,000
6,700,000		San Francisco, CA City & County Airport Commission, Tender Option Bond Trust (Series 2025-XM1265) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.950%, 6/2/2025	6,700,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 10,500,000		San Francisco, CA City & County MFH (Block 9 MRU Residential LLC), Mizuho 3a-7 (Series 2023-MIZ9119) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.150%, 6/2/2025	$ 10,500,000
98,455,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	98,455,000
9,190,658		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	9,190,658
42,779,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	42,779,000
10,000,000		University of California (The Regents of), (Series A), CP, 3.050%, Mandatory Tender 6/2/2025	10,000,000
4,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-XX1325) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.990%, 6/5/2025	4,000,000
		TOTAL	680,988,050
		Colorado—1.1%
24,720,000		Colorado Health Facilities Authority (CommonSpirit Health), Golden Blue 3a-7 (Series 2022-017) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.270%, 6/5/2025	24,720,000
6,400,000		Colorado Health Facilities Authority (National Jewish Medical and Research Center), (Series 2005) Weekly VRDNs, (UMB Bank, N.A. LOC), 2.000%, 6/5/2025	6,400,000
4,615,000		Colorado HFA (Acme Manufacturing Co., Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 2.450%, 6/5/2025	4,615,000
960,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.270%, 6/5/2025	960,000
860,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 2.490%, 6/5/2025	860,000
4,370,000		Colorado HFA (Steele Glennpark LIHTC LLC), Mizuho 3a-7 (Series 2024-MIZ9193) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	4,370,000
3,000,000		Colorado HFA, (Series 2019D) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.050%, 6/4/2025	3,000,000
14,000,000		Colorado State, Education Loan Program (Series 2024B) TRANs, 5.000%, 6/30/2025	14,023,773
13,015,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Tender Option Bond Trust Receipts (Series 2018- XM0715) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.270%, 6/5/2025	13,015,000
3,600,000		Denver, CO City & County Department of Aviation, (Series A), 5.000%, 12/1/2025	3,632,449
		TOTAL	75,596,222
		Connecticut—0.1%
9,667,000		East Lyme, CT BANs, 4.150%, 8/7/2025	9,677,267
		District of Columbia—0.1%
5,410,000		Metropolitan Washington, DC Airports Authority, (Series A), 5.000%, 10/1/2025	5,438,612
1,045,000		Metropolitan Washington, DC Airports Authority, (Series A), 5.000%, 10/1/2025	1,050,450
		TOTAL	6,489,062
		Florida—5.2%
5,500,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Weekly VRDNs, 2.350%, 6/4/2025	5,500,000
2,065,000		Broward County, FL Airport System Revenue, (Series A), 5.000%, 10/1/2025	2,077,852
1,500,000		Broward County, FL Airport System Revenue, (Series B), 5.000%, 10/1/2025	1,509,336
1,235,000		Broward County, FL Airport System Revenue, (Series C), 5.000%, 10/1/2025	1,242,687
10,405,000		Florida Development Finance Corp. (Baptist Health System, Inc.), (Series BAML5066), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.020%, Optional Tender 7/10/2025	10,405,000
6,005,000		Florida Development Finance Corp. (Brightline Trains Florida LLC), Tender Option Bond Trust Certificates (Series 2024-XF3234) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.270%, 6/5/2025	6,005,000
2,000,000		Greater Orlando, FL Aviation Authority, (Series A), 5.000%, 10/1/2025	2,011,078
6,105,000		Lee County, FL Airport, Tender Option Bond Trust Certificates (Series 2024-XF3252) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.220%, 6/5/2025	6,105,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 2.300%, 6/5/2025	25,000,000
11,830,000		Miami-Dade County, FL (County of Miami-Dade Seaport Department), Tender Option Bond Trust Certificates (2022-XF2988) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Barclays Bank PLC LIQ), 2.110%, 6/5/2025	11,830,000
7,500,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (Series 2023-XF1609) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.090%, 6/5/2025	7,500,000
12,880,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (Series 2024-XM1186) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.220%, 6/2/2025	12,880,000
6,450,650		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	6,450,650
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 7,095,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	$ 7,095,000
29,000,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2024A) Weekly VRDNs, 2.450%, 6/5/2025	29,000,000
32,500,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2024B) Weekly VRDNs, 2.150%, 6/5/2025	32,500,000
1,000,000		Miami-Dade County, FL Seaport Department, (Series A), 5.000%, 10/1/2025	1,005,392
10,000,000		Miami-Dade County, FL Seaport Department, (Series B-1), CP, (Bank of America N.A. LOC), 2.890%, Mandatory Tender 6/16/2025	10,000,000
5,040,000		Orange County, FL, Health Facilities Authority (Orlando Health, Inc.), Barclays 3a-7 (Series 2022-FR RI-026) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.270%, 6/5/2025	5,040,000
65,170,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), GOLDEN BLUE 3a-7(Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	65,170,000
45,625,000		Pinellas County, FL School District TANs, 5.000%, 6/30/2025	45,687,440
53,785,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Weekly VRDNs, 2.430%, 6/4/2025	53,785,000
5,300,000		Sumter County, FL IDA (American Cement Co. LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 2.180%, 6/5/2025	5,300,000
		TOTAL	353,099,435
		Georgia—3.8%
20,770,000		Alpharetta, GA Development Authority (Wellstar Health System, Inc.), (Series 2025) Weekly VRDNs, (Truist Bank LOC), 2.150%, 6/5/2025	20,770,000
1,600,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 3.200%, 6/2/2025	1,600,000
10,965,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 3.200%, 6/2/2025	10,965,000
58,098,000		Atlanta, GA (Atlanta, GA Airport General Revenue), (Series Q-2), CP, (Truist Bank LOC), 3.230%, Mandatory Tender 6/26/2025	58,098,000
4,195,000		Atlanta, GA Airport General Revenue, (Series G), 5.000%, 7/1/2025	4,200,734
9,589,000		Atlanta, GA Airport General Revenue, (Series M-2), CP, (Bank of America N.A. LOC), 3.100%, Mandatory Tender 6/26/2025	9,589,000
15,075,000		Atlanta, GA Water & Wastewater, CP (Series 2024A-2), CP, (TD Bank, N.A. LOC), 3.100%, Mandatory Tender 8/6/2025	15,075,000
9,450,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 2.100%, 6/5/2025	9,450,000
24,355,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 3.150%, 6/2/2025	24,355,000
31,100,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 3.100%, 6/2/2025	31,100,000
5,600,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 3.150%, 6/2/2025	5,600,000
8,215,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 2.100%, 6/5/2025	8,215,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 2.100%, 6/5/2025	10,000,000
240,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.350%, 6/5/2025	240,000
2,600,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 3.200%, 6/2/2025	2,600,000
200,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1996) Daily VRDNs, 3.210%, 6/2/2025	200,000
1,900,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Weekly VRDNs, 2.170%, 6/5/2025	1,900,000
25,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 2.170%, 6/5/2025	25,000,000
17,940,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 2.450%, 6/5/2025	17,940,000
1,120,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 2.250%, 6/5/2025	1,120,000
825,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 2.250%, 6/5/2025	825,000
		TOTAL	258,842,734
		Hawaii—0.1%
5,260,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 2.420%, 6/5/2025	5,260,000
		Illinois—2.9%
7,500,000		Chicago, IL (Chicago, IL O’Hare International Airport), Tender Option Bond Trust Certificates (Series 2025-XF3349) Weekly VRDNs, (Barclays Bank PLC LIQ), 2.150%, 6/5/2025	7,500,000
3,940,000		Chicago, IL (Chicago, IL O’Hare International Airport), Tender Option Bond Trust Certificates 2025-XL0622 Weekly VRDNs, (Barclays Bank PLC LIQ), 2.150%, 6/5/2025	3,940,000
3,550,000		Chicago, IL Midway Airport, Senior Lien Revenue Refunding Bonds (Series 2023C), 5.000%, 1/1/2026	3,584,241
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$ 4,000,000		Chicago, IL O’Hare International Airport, (Series C), 5.000%, 1/1/2026	$ 4,044,904
7,505,000		Chicago, IL O’Hare International Airport, (Series E), 5.000%, 1/1/2026	7,589,251
9,475,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2026	9,558,261
12,620,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Certificates (Series 2022-XM1078) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 6/5/2025	12,620,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1379) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.170%, 6/5/2025	8,000,000
9,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1424) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 6/5/2025	9,600,000
23,950,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1038) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 6/5/2025	23,950,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1042) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.170%, 6/5/2025	8,000,000
15,200,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1044) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.170%, 6/5/2025	15,200,000
1,735,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 6/2/2025	1,735,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs, (MUFG Bank Ltd. LOC), 2.010%, 6/5/2025	6,000,000
25,000,000		Illinois Finance Authority (City of Hope Obligated Group), BAML VRDO (Series 2025-VRS207) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.100%, 6/2/2025	25,000,000
8,520,000		Illinois Finance Authority (Plymouth Place, Inc.), Golden Blue (Series 2025-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.270%, 6/5/2025	8,520,000
6,840,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9165) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.170%, 6/2/2025	6,840,000
30,710,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9167) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.170%, 6/2/2025	30,710,000
3,000,000		Southwestern Illinois Development Authority (Waste Management, Inc.), (Series 2002) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.100%, 6/5/2025	3,000,000
		TOTAL	195,391,657
		Indiana—0.3%
12,595,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (FHLB of Boston LOC), 2.070%, 6/5/2025	12,595,000
8,750,000		Rush County, IN (Hulsbosch Farms LLC), (Series 2025) Weekly VRDNs, (BMO Bank, N.A. LOC), 2.350%, 6/5/2025	8,750,000
		TOTAL	21,345,000
		Iowa—0.3%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 2.350%, 6/5/2025	5,300,000
12,835,000		Iowa Finance Authority (UnityPoint Health), Barclays 3a-7 (Series 2024-FR-RI-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	12,835,000
		TOTAL	18,135,000
		Kansas—1.0%
10,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007A) Weekly VRDNs, 2.400%, 6/4/2025	10,000,000
21,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007B) Weekly VRDNs, 2.400%, 6/4/2025	21,000,000
9,850,000		Hamilton County, KS (R.C. Geven Farms, LLC), (Series 2024A) Weekly VRDNs, (CoBank, ACB LOC), 2.350%, 6/5/2025	9,850,000
8,055,000		Kansas State Development Finance Authority (OPG Canterbury Partners LLC), Mizuho 3a-7 (Series 2024-MIZ9173) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	8,055,000
12,000,000		Meade County, KS (High Plains Ponderosa Dairy LLC), (Series 2023) Weekly VRDNs, (AgriBank FCB LOC), 2.350%, 6/5/2025	12,000,000
4,249,988		Wichita, KS (Steele Shadybrook Estates LLC), Mizuho 3a-7 (Series 2024-MIZ9159) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	4,249,988
		TOTAL	65,154,988
		Kentucky—5.7%
9,640,000		Kentucky Economic Development Finance Authority (Madonna Manor, Inc.), BAML 3a-7 (Series 2023-BAML 5038), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.220%, Optional Tender 7/10/2025	9,640,000
97,425,000		Knott County, KY (Kentucky Lithium LLC), MS 3a-7 (Series 2025-MS0035), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.270%, Optional Tender 6/5/2025	97,425,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—continued
$ 28,900,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series A) Weekly VRDNs, 2.100%, 6/6/2025	$ 28,900,000
35,200,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series B) Weekly VRDNs, 1.900%, 6/6/2025	35,200,000
47,100,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series A) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.050%, 6/2/2025	47,100,000
41,300,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series B) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.050%, 6/2/2025	41,300,000
41,600,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), Revenue Bonds (Series C) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.050%, 6/2/2025	41,600,000
7,600,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 3.550%, 6/2/2025	7,600,000
21,850,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 3.550%, 6/2/2025	21,850,000
60,195,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 3.500%, 6/2/2025	60,195,000
		TOTAL	390,810,000
		Louisiana—1.2%
10,889,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 1.950%, 6/4/2025	10,889,000
14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 2.600%, 6/4/2025	14,200,000
5,510,972		Louisiana State Housing Corp. (Peace Lake Louisiana Tower Community, LP), MIZUHO 3a-7 (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	5,510,972
5,000,000		New Orleans, LA Aviation Board, (Series B), 5.000%, 1/1/2026	5,055,861
4,125,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 2.180%, 6/4/2025	4,125,000
41,575,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 2.300%, 6/4/2025	41,575,000
		TOTAL	81,355,833
		Maryland—1.5%
7,065,000		Baltimore County, MD (Oak Crest Village, Inc.), 3a-7 Credit Enhanced Trust (Series 2022-032) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	7,065,000
10,850,000		Baltimore County, MD (Riderwood Village Obligated Group), Barclays 3a-7 (Series 2022-029) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	10,850,000
27,000,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	27,000,000
26,092,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 2.250%, 6/5/2025	26,092,000
16,610,000		Maryland State Economic Development Corp. (Woodington Gardens Affordable LLC), Tender Option Bond Trust Certificates (Series 2024-XF3222) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	16,610,000
16,125,000		Montgomery County, MD Housing Opportunities Commission (F-C Harris Silver Spring LP), BAML 3a-7 (Series 2024-BAML6033) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.150%, 6/2/2025	16,125,000
		TOTAL	103,742,000
		Massachusetts—0.7%
7,900,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series B), CP, (TD Bank, N.A. LIQ), 3.019%, Mandatory Tender 7/11/2025	7,900,000
28,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 3.000%, Mandatory Tender 6/17/2025	28,000,000
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 3.020%, Mandatory Tender 6/4/2025	10,000,000
3,900,000		Massachusetts State HFA (Lowell-Jaycee Place), (Series 2024-MIZ9179) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	3,900,000
		TOTAL	49,800,000
		Michigan—1.1%
11,760,000		Detroit, MI City School District, Tender Option Bond Trust Receipts (Series 2016-XM0344) Weekly VRDNs, (Assured Guaranty Corp. GTD)/(Bank of America N.A. LIQ), 2.130%, 6/5/2025	11,760,000
7,400,000		Eastern Michigan University (Board of Regents of), Golden Blue (Series 2025-FR/RI-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	7,400,000
23,280,000		Michigan State Building Authority, (Series I) VRENs, 2.070%, 6/2/2025	23,280,000
22,675,000		Michigan State HDA, (Series 2016C) Weekly VRDNs, (FHLB of Indianapolis LIQ), 1.960%, 6/4/2025	22,675,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$ 5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (BMO Bank, N.A. LOC), 2.350%, 6/5/2025	$ 5,250,000
3,000,000		Wayne County, MI Airport Authority, (Series E), 4.000%, 12/1/2025	3,010,995
		TOTAL	73,375,995
		Minnesota—0.3%
10,200,000		Minnesota Agricultural and Economic Development Board (Spectro Alloys Corp.) Weekly VRDNs, (BMO Bank, N.A. LOC), 2.350%, 6/5/2025	10,200,000
4,300,000		Minnesota Agricultural and Economic Development Board (Spectro Alloys LLC), (Solid Waste Disposal Revenue Bonds (Series 2025) Weekly VRDNs, (Natixis SA LOC), 2.150%, 6/5/2025	4,300,000
7,000,000		St. Paul, MN Housing & Redevelopment Authority (LSBD St Paul Broadway LLC), Mizuho 3a-7 (Series 2024-MIZ9186) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	7,000,000
		TOTAL	21,500,000
		Mississippi—0.6%
13,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2012) Weekly VRDNs, 2.500%, 6/4/2025	13,000,000
13,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 2.550%, 6/4/2025	13,000,000
7,965,000		Mississippi Home Corp. (Sunset Moore MS TC LP), Mizuho 3a-7 (Series 2024-MIZ9202) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.250%, 6/5/2025	7,965,000
4,950,000		Mississippi Home Corp. (Sunset Moore MS TC LP), Mizuho 3a-7 (Series 2024-MIZ9205) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	4,950,000
		TOTAL	38,915,000
		Missouri—0.4%
1,900,000		Bridgeton, MO IDA (Stolze Printing), (Series A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.170%, 6/5/2025	1,900,000
2,890,000		Springfield, MO IDA (ABEC, Inc.), (Series 2014) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.170%, 6/5/2025	2,890,000
4,295,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3a-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	4,295,000
7,285,000		St. Louis County, MO IDA (Lafayette Preservation LLC), Mizuho 3a-7 (Series 2025-MIZ9212) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	7,285,000
8,095,000		St. Louis County, MO IDA (Metropolitan Village Preservation LLC), Mizuho 3a-7 (Series 2023-MIZ9136) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	8,095,000
		TOTAL	24,465,000
		Multi-State—14.2%
52,500,000		AllianceBernstein National Municipal Income Fund, Inc., (Series 2024) Weekly VRDPs, (Bank of America N.A. LIQ), 2.130%, 6/5/2025	52,500,000
38,000,000		BlackRock Long-Term Municipal Advantage Trust, (Series W-7) Weekly VRDPs, (Bank of America N.A. LIQ), 2.130%, 6/5/2025	38,000,000
28,500,000		BlackRock MuniAssets Fund, Inc., (Series W-7) Weekly VRDPs, (Bank of America N.A. GTD)/(Bank of America N.A. LIQ), 2.130%, 6/5/2025	28,500,000
101,900,000		BlackRock Municipal 2030 Target Term Trust, (Series W-7) Weekly VRDPs, (Barclays Bank PLC LIQ), 2.120%, 6/5/2025	101,900,000
100,600,000		Blackrock Muniyield Fund, Inc., (Series W-7) Weekly VRDPs, (Bank of America N.A. LIQ), 2.130%, 6/5/2025	100,600,000
65,200,000		Blackrock MuniYield Quality Fund, Inc., (Series W-7A) Weekly VRDPs, (Royal Bank of Canada LIQ), 2.110%, 6/5/2025	65,200,000
17,500,000		BNY Mellon Municipal Bond Infrastructure Fund, Inc., (3a-7) (Series 5054) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.280%, 6/5/2025	17,500,000
174,400,000		DWS Municipal Income Trust, 3a-7 (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.280%, 6/5/2025	174,400,000
53,437,000		FHLMC (MFH Revenue Bond Pass-Through Certificates), Floater Certificates (Series M017-A) Weekly VRDNs, (FHLMC GTD)/(FHLMC LIQ), 2.620%, 6/5/2025	53,437,000
79,600,000		Invesco Municipal Opportunity Trust, 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 6/2/2025	79,600,000
4,600,000		Invesco Value Municipal Income Trust, 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 6/2/2025	4,600,000
65,645,000		MFS High Income Municipal Trust, 3a-7 (Series 5073) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/5/2025	65,645,000
35,245,000		MFS Investment Grade Municipal Trust, 3a-7 (Series 5075) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/5/2025	35,245,000
66,770,000		MFS Municipal Income Trust, 3a-7 (Series 5072) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.280%, 6/5/2025	66,770,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 19,400,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 2.110%, 6/5/2025	$ 19,400,000
3,000,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 2.120%, 6/5/2025	3,000,000
7,000,000		PIMCO Flexible Municipal Income Fund, (3a-7) (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 6/2/2025	7,000,000
27,000,000		PIMCO Municipal Income Fund II, 3a-7 VMTP (Series 5063) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.280%, 6/5/2025	27,000,000
15,000,000		PIMCO Municipal Income Fund III, 3a-7 VMTP (Series 5064) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.280%, 6/5/2025	15,000,000
8,000,000		PIMCO Municipal Income Fund, 3a-7 VMTP (Series 5062) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.280%, 6/5/2025	8,000,000
		TOTAL	963,297,000
		Nebraska—1.1%
15,000,000		Nebraska Investment Finance Authority (Blackshirt Feeders LP), (Series 2024) Weekly VRDNs, (Bank of Montreal LOC), 2.350%, 6/5/2025	15,000,000
10,735,000		Omaha, NE Airport Authority, Tender Option Bond Trust Receipts (Series 2024-XG0593) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Bank of America N.A. LIQ), 2.170%, 6/5/2025	10,735,000
13,950,000		Omaha, NE Public Power District, (Series A), CP, 2.850%, Mandatory Tender 6/5/2025	13,950,000
5,000,000		Omaha, NE Public Power District, (Series A), CP, 2.850%, Mandatory Tender 6/10/2025	5,000,000
4,085,000		Omaha, NE Public Power District, (Series A), CP, 2.950%, Mandatory Tender 6/18/2025	4,085,000
4,400,000		Omaha, NE Public Power District, (Series A), CP, 3.000%, Mandatory Tender 9/3/2025	4,400,000
5,725,000		Omaha, NE Public Power District, (Series A), CP, 3.000%, Mandatory Tender 8/27/2025	5,725,000
7,000,000		Omaha, NE Public Power District, (Series A), CP, 3.100%, Mandatory Tender 8/6/2025	7,000,000
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 2.250%, 6/4/2025	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 2.250%, 6/4/2025	1,875,000
		TOTAL	75,270,000
		Nevada—0.3%
5,620,000		Clark County, NV Airport System, (Series B), 5.000%, 7/1/2025	5,627,691
12,050,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (Series 2023-MIZ9131) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.220%, 6/2/2025	12,050,000
		TOTAL	17,677,691
		New Hampshire—0.1%
7,020,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.270%, Optional Tender 6/5/2025	7,020,000
		New Jersey—7.9%
1,957,000		Allamuchy Township, NJ BANs, 4.250%, 9/18/2025	1,958,963
5,758,000		Allendale, NJ BANs, 3.500%, 2/20/2026	5,764,014
2,054,000		Alpine Borough, NJ BANs, 4.250%, 8/13/2025	2,056,177
2,500,000		Atlantic County, NJ BANs, 3.750%, 8/1/2025	2,501,839
5,200,000		Beach Haven, NJ BANs, 5.000%, 4/30/2026	5,261,768
1,874,700		Bedminster Township, NJ BANs, 3.750%, 2/13/2026	1,876,606
14,896,609		Bellmawr, NJ BANs, 4.000%, 8/4/2025	14,907,950
100,000,000		Blackrock Muniholdings New Jersey Quality Fund, Inc., (Series W-7) Weekly VRDPs, (Bank of America N.A. LIQ), 2.130%, 6/5/2025	100,000,000
4,790,000		Bound Brook Borough, NJ BANs, 3.750%, 9/11/2025	4,796,470
3,218,000		Burlington, NJ BANs, 4.000%, 6/6/2025	3,218,215
1,288,000		Butler Borough, NJ BANs, 4.250%, 9/5/2025	1,289,629
5,141,875		Cinnaminson Township, NJ BANs, 3.750%, 2/5/2026	5,148,626
5,730,000		Clark Township, NJ BANs, 3.750%, 8/15/2025	5,735,699
10,000,000		Clifton, NJ BANs, 3.750%, 8/29/2025	10,003,525
2,146,905		Delanco Township, NJ BANs, 4.750%, 6/27/2025	2,147,446
3,590,000		Dennis Township, NJ BANs, 3.750%, 9/17/2025	3,594,755
6,000,000		Dunellen, NJ BANs, 3.500%, 4/7/2026	6,004,905
7,741,000		Essex Fells, NJ BANs, 3.600%, 3/2/2026	7,752,188
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 9,700,000		Fairview, NJ BANs, 4.000%, 8/22/2025	$ 9,704,195
8,705,000		Galloway Township, NJ BANs, 3.750%, 9/9/2025	8,711,986
5,000,000		Garwood, NJ BANs, 4.000%, 8/1/2025	5,001,684
2,235,000		Gibbsboro, NJ BANs, 4.000%, 3/23/2026	2,238,478
3,000,000		Gloucester City, NJ, (Series A) BANs, 3.750%, 5/13/2026	3,006,844
1,500,000		Hanover Township, NJ BANs, 4.250%, 9/26/2025	1,501,616
3,900,400		Harrison Township, NJ, (Series A) BANs, 4.000%, 11/25/2025	3,912,292
2,630,809		High Bridge Borough, NJ BANs, 3.400%, 6/9/2026	2,634,597
2,026,509		High Bridge Borough, NJ BANs, 4.500%, 6/11/2025	2,026,722
5,000,000		Hightstown Borough, NJ BANs, 4.000%, 3/23/2026	5,007,780
3,000,000		Hillsdale Borough, NJ BANs, 4.000%, 8/22/2025	3,001,298
7,500,000		Kearny, NJ BANs, 3.750%, 6/25/2025	7,501,204
3,437,000		Lawrence Township, NJ BANs, 4.000%, 6/3/2026	3,460,200
1,865,000		Lawrence Township, NJ BANs, 4.500%, 6/5/2025	1,865,043
5,500,000		Lawrence Township, NJ, (Series B) BANs, 3.750%, 6/5/2025	5,500,206
5,000,000		Leonia, NJ BANs, 3.700%, 2/27/2026	5,003,564
4,294,900		Lindenwold, NJ, (Series A) BANs, 4.000%, 2/20/2026	4,306,901
7,516,000		Little Falls Township, NJ BANs, 3.500%, 9/19/2025	7,519,307
1,151,750		Long Beach Township, NJ, (Series A) BANs, 4.000%, 10/30/2025	1,153,610
5,523,000		Longport, NJ BANs, 3.750%, 7/1/2025	5,524,570
3,187,825		Lumberton Township, NJ, (Series A) BANs, 4.000%, 6/18/2025	3,188,550
1,325,250		Mansfield Township, NJ, (Series A) BANs, 4.250%, 10/1/2025	1,327,170
4,900,000		Maywood, NJ BANs, 4.000%, 12/15/2025	4,907,652
5,000,000		Millburn Township, NJ BANs, 3.750%, 1/23/2026	5,007,780
3,404,767		Milltown, NJ, (Series A) BANs, 4.000%, 12/9/2025	3,411,644
5,000,000		Mountainside, NJ BANs, 4.250%, 7/18/2025	5,001,233
1,200,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.220%, 6/6/2025	1,200,000
61,000,000		New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue BOnds (Series 2025-2), (United States Treasury GTD), 5.000%, Mandatory Tender 6/2/2026	61,709,430
48,000,000		New Jersey Housing & Mortgage Finance Agency, Barclays 3a-7 (Series 2024-012) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	48,000,000
5,000,000		New Jersey State Housing and Mortgage Finance Agency (609 Broad Street), CITI 3a-7 (Series 2025-CF7019) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.070%, 6/5/2025	5,000,000
5,283,525		Northvale, NJ BANs, 4.000%, 9/12/2025	5,289,281
4,700,000		Oakland Borough, NJ BANs, 3.750%, 9/19/2025	4,702,045
4,457,000		Old Tappan, NJ BANs, 4.000%, 3/6/2026	4,463,536
4,000,000		Paramus Borough, NJ BANs, 4.250%, 6/13/2025	4,000,189
3,015,000		Park Ridge Borough, NJ BANs, 3.550%, 4/15/2026	3,018,809
2,277,022		Pine Beach Borough, NJ BANs, 4.000%, 10/22/2025	2,278,739
2,985,000		Pine Hill Borough, NJ, (Series A) BANs, 3.500%, 1/28/2026	2,988,814
5,562,873		Pitman, NJ BANs, 3.500%, 8/22/2025	5,565,594
2,355,136		Prospect Park, NJ, (Series A) BANs, 3.600%, 1/23/2026	2,358,068
6,958,000		Raritan, NJ BANs, 4.500%, 7/10/2025	6,961,571
2,409,000		Ridgefield Park, NJ BANs, 3.800%, 4/2/2026	2,410,923
5,000,000		Riverdale Borough, NJ BANs, 4.000%, 3/4/2026	5,007,259
3,426,000		Robbinsville Township, NJ BANs, 3.750%, 7/9/2025	3,427,232
4,675,839		Rochelle Park Township, NJ BANs, 4.000%, 8/8/2025	4,678,355
2,382,800		Roxbury Township, NJ BANs, 3.750%, 2/28/2026	2,385,355
4,750,000		Rutherford, NJ BANs, 3.750%, 9/11/2025	4,754,525
12,325,000		Saddle Brook Township, NJ BANs, 4.000%, 5/8/2026	12,391,785
7,950,000		Saddle River, NJ BANs, 3.450%, 6/5/2026	7,957,632
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 6,955,000		Saddle River, NJ BANs, 4.250%, 6/6/2025	$ 6,955,412
3,000,000		Southampton Township, NJ BANs, 3.375%, 10/16/2025	3,001,919
7,744,000		Springfield Township, NJ (Union County) BANs, 4.000%, 5/1/2026	7,764,479
2,048,000		Stanhope, NJ BANs, 4.000%, 4/17/2026	2,053,189
7,405,000		Washington Township (Morris County), NJ BANs, 3.750%, 8/22/2025	7,408,693
6,000,000		Westfield, NJ BANs, 3.750%, 11/7/2025	6,003,774
1,554,000		Westwood, NJ BANs, 4.500%, 6/25/2025	1,554,265
4,649,000		Wyckoff Township, NJ BANs, 4.000%, 6/11/2025	4,649,245
		TOTAL	535,385,019
		New Mexico—0.3%
15,915,000		Bernalillo County, NM (St Anthonys Plaza), Mizuho 3a-7 (Series 2025-MIZ9210) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	15,915,000
2,555,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	2,555,000
		TOTAL	18,470,000
		New York—5.4%
27,000,000		Blackrock Muni Holdings NY Quality Fund, VRDP (Series W-7-2436) Weekly VRDPs, (Bank of America N.A. LIQ), 2.110%, 6/5/2025	27,000,000
5,000,000		Bolivar-Richburg, NY CSD BANs, 4.250%, 6/26/2025	5,001,151
35,000,000		Broome County, NY BANs, 3.750%, 4/24/2026	35,060,517
6,461,501		Cassadaga Valley, NY CSD BANs, 3.750%, 7/31/2025	6,463,753
6,000,000		Cohoes, NY, (Series B) BANs, 3.750%, 8/22/2025	6,005,864
20,255,000		Dutchess County , NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	20,255,000
8,000,000		Fillmore, NY CSD BANs, 3.750%, 6/27/2025	8,001,667
2,200,000		Groton Village, NY BANs, 4.250%, 9/17/2025	2,201,873
9,963,000		Holley, NY CSD BANs, 3.750%, 8/7/2025	9,967,401
26,900,000		Horseheads, NY CSD BANs, 4.000%, 6/26/2025	26,916,130
4,000,000		Keene, NY CSD BANs, 4.000%, 11/14/2025	4,008,787
6,000,000		La Fargeville, NY CSD BANs, 4.500%, 7/11/2025	6,003,478
9,500,000		Lindenhurst, NY UFSD TANs, 4.000%, 6/24/2025	9,505,515
4,377,669		Lyncourt, NY UFSD BANs, 4.250%, 6/26/2025	4,378,676
9,175,000		Manchester-Shortsville, NY CSD BANs, 3.750%, 6/26/2025	9,176,459
38,000,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), Mizuho 3a-7 (Series 2025-MIZ9208) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	38,000,000
180,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 1.750%, 6/4/2025	180,000
72,800,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.420%, 6/5/2025	72,800,000
8,191,000		Niagara County, NY IDA (OAHS Niagara Towers TC LLC), Mizuho 3a-7 (Series 2023-MIZ91280) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	8,191,000
8,901,045		Niagara County, NY IDA (OAHS Urban Park TC LLC), Mizuho 3a-7 (Series 2023-MIZ9126) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.250%, 6/5/2025	8,901,045
1,648,000		Owego-Apalachin, NY CSD BANs, 4.000%, 8/15/2025	1,649,636
23,000,000		Patchogue-Medford, NY UFSD TANs, 4.000%, 6/24/2025	23,011,338
12,000,000		Sherburne-Earlville CSD, NY BANs, 3.500%, 7/18/2025	12,002,271
5,325,000		Springs, NY UFSD TANs, 4.000%, 6/24/2025	5,327,956
3,000,000		Starpoint, NY CSD BANs, 4.500%, 6/27/2025	3,001,028
1,780,000		West Canada Valley, NY CSD BANs, 4.000%, 6/26/2025	1,780,473
5,000,000		Westchester County, NY IDA (Levister Redevelopment Co. LLC/NY), BAML (3a-7) (Series 2024-BAML6025) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.190%, 6/2/2025	5,000,000
2,840,000		Westchester County, NY Local Development Authority (Westchester County Healthcare Corp. Obligated Group), Tender Option Bond Certificates (Series 2023-XF3195) Weekly VRDNs, (Assured Guaranty, Inc. LOC)/(Barclays Bank PLC LIQ), 2.070%, 6/5/2025	2,840,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 2,077,220		Whitney Point, NY CSD, (Series B) BANs, 4.000%, 8/8/2025	$ 2,078,451
		TOTAL	364,709,469
		North Carolina—1.0%
39,000,000		Cumberland County, NC Industrial Facilities & PCFA (Project Aero), (Series 2024), (United States Treasury COL), 3.750%, Mandatory Tender 11/1/2025	39,000,000
17,300,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 2.650%, 6/4/2025	17,300,000
6,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 2.650%, 6/4/2025	6,700,000
3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 2.250%, 6/5/2025	3,000,000
		TOTAL	66,000,000
		Ohio—1.4%
4,400,000		Centerville, OH BANs, (Ohio State GTD), 3.750%, 4/7/2026	4,423,907
2,500,000		Cleveland, OH Airport System, (Series A), 5.000%, 1/1/2026	2,524,930
12,600,000		EHOVE, OH Joint Vocational School District BANs, (Ohio State GTD), 4.250%, 7/31/2025	12,620,398
15,000,000		Elyria, OH BANs, 3.750%, 12/18/2025	15,039,725
3,284,000		Forest Park, OH BANs, (Ohio State GTD), 4.250%, 5/19/2026	3,307,850
10,000,000		Grandview Heights, OH City School District BANs, 4.000%, 6/25/2025	10,004,992
4,200,000		Monroe, OH Local School District BANs, 4.125%, 12/3/2025	4,212,654
5,000,000		Monroe, OH Local School District BANs, (Ohio State GTD), 3.875%, 12/4/2025	5,016,734
3,975,000		Montgomery, OH BANs, (Ohio State GTD), 4.000%, 6/4/2026	3,999,923
4,695,000		Ohio State Higher Educational Facility Commission (University Circle, Inc. 2020), Morgan Stanley 3a-7 (Series 2024-MS0027), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.170%, Optional Tender 6/5/2025	4,695,000
16,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.270%, 6/5/2025	16,100,000
4,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.000%, Mandatory Tender 9/2/2025	4,000,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 2.350%, 6/5/2025	7,000,000
		TOTAL	92,946,113
		Oklahoma—1.4%
22,600,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series A) Weekly VRDNs, 2.100%, 6/4/2025	22,600,000
54,055,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 2.200%, 6/4/2025	54,055,000
10,235,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.120%, 6/5/2025	10,235,000
10,245,000		Oklahoma HFA (Oak Tree Village), Mizuho 3a-7 (Series 2023-MIZ9152) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	10,245,000
		TOTAL	97,135,000
		Oregon—0.4%
9,690,000		Oregon State Housing and Community Services Department (CPAH Plambeck Ltd. Partnership), Mizuho 3a-7 (Series 2023-MIZ9138) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	9,690,000
3,610,000		Oregon State Housing and Community Services Department (CPAH Woodland Hearth LP), Mizuho 3a-7 (Series 2025-MIZ9206) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	3,610,000
11,750,000		Port of Morrow, OR, MS 3a-7 (2024-MS0026), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.170%, Optional Tender 6/26/2025	11,750,000
		TOTAL	25,050,000
		Pennsylvania—1.7%
4,335,000		Allegheny County, PA Airport Authority (Pittsburgh International Airport), Tender Option Bond Trust Certificates (Series 2023-ZF3170) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.150%, 6/5/2025	4,335,000
18,750,000		Allegheny County, PA Airport Authority, Tender Option Bond Trust Receipts (Series 2025-XM1248) Daily VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.220%, 6/2/2025	18,750,000
26,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), (Series 2013), (Waste Management, Inc. GTD), 4.100%, Mandatory Tender 8/1/2025	26,000,000
10,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A), 4.250%, Mandatory Tender 8/1/2025	10,005,736
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$ 29,500,000
Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue
Bonds (Series 2025A), (Waste Management Holdings, Inc. GTD), 3.950%, Mandatory Tender 9/2/2025
			$ 29,500,000
2,125,000		Philadelphia, PA Airport System, (Series B), 5.000%, 7/1/2025	2,128,211
18,150,000		Philadelphia, PA Airport System, (Series C), 5.000%, 7/1/2025	18,174,061
7,710,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2025	7,721,909
		TOTAL	116,614,917
		South Carolina—1.5%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 2.250%, 6/4/2025	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 2.250%, 6/4/2025	10,100,000
6,980,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	6,980,000
14,388,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), Tender Option Bond Trust Receipts (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	14,388,000
24,400,000		South Carolina Jobs-EDA (Century Plaza Apartments LLC), Tender Option Bond Trust Receipts (Series 2023-XF3083) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	24,400,000
25,000,000		South Carolina Jobs-EDA (Palmetto Health), BAML VRDO (Series 2025-VRS-208) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.100%, 6/2/2025	25,000,000
1,645,000		South Carolina State Ports Authority, (Series B), 5.000%, 7/1/2025	1,647,124
		TOTAL	104,015,124
		South Dakota—0.3%
12,500,000		South Dakota Economic Development Finance Authority (Riverview, LLP Washington Dairy Project), (Series 2023) Weekly VRDNs, (AgriBank FCB LOC), 2.350%, 6/5/2025	12,500,000
2,793,088		South Dakota HDA (Americana Apartments), Mizuho 3a-7 (Series 2024-MIZ9174) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	2,793,088
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 2.350%, 6/5/2025	3,000,000
		TOTAL	18,293,088
		Tennessee—2.4%
5,000,000		Lewisburg, TN IDB (Waste Management, Inc.), (Series 2012), 4.100%, Mandatory Tender 8/1/2025	5,000,000
2,350,000		Memphis-Shelby County, TN Airport Authority, (Series B), 5.000%, 7/1/2025	2,353,734
25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (Nucor Corp. GTD), 2.250%, 6/4/2025	25,620,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.080%, Mandatory Tender 6/4/2025	10,000,000
12,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, CPX, 3.050%, Mandatory Tender 6/26/2025	12,000,000
44,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, CPX, 3.150%, Mandatory Tender 6/26/2025	44,000,000
42,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, CPX, 3.200%, Mandatory Tender 6/26/2025	42,000,000
2,900,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Ewing Heights Apartments), (Series 2024-MIZ9181) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	2,900,000
16,415,000		Tennessee Housing Development Agency, (Series 2024-3C), 3.500%, Mandatory Tender 10/1/2025	16,415,000
		TOTAL	160,288,734
		Texas—17.4%
5,000,000		Austin, TX Airport System, Revenue Bonds (Series 2019), 5.000%, 11/15/2025	5,042,446
10,250,000		Austin, TX Airport System, Tender Option Bond Trust Certificates (Series 2022-XG0427) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 2.270%, 6/5/2025	10,250,000
5,975,000		Austin, TX Utilities System, CP, 2.900%, Mandatory Tender 6/16/2025	5,975,000
16,100,000		Austin, TX Utilities System, CP, 2.900%, Mandatory Tender 7/1/2025	16,100,000
7,276,000		Bexar County, TX Housing Finance Corp. (Agape Colinas, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3253) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	7,276,000
12,103,000		Bexar County, TX Housing Finance Corp. (Agape Colinas, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3254) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	12,103,000
1,979,653		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3255) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	1,979,653
5,088,000		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3257) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	5,088,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 7,000,000		Collin County, TX Housing Finance Corp. (Roers Wylie Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9185) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	$ 7,000,000
1,400,000		Dallas-Fort Worth, TX International Airport, (Series C), 5.000%, 11/1/2025	1,411,188
8,465,000		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	8,465,000
134,250,000		El Paso, TX Water & Sewer Revenue, CPX, 3.050%, Mandatory Tender 6/20/2025	134,250,000
7,500,000		Garland, TX Water & Sewer System, (Series 2015), CP, (Sumitomo Mitsui Banking Corp. LOC), 3.150%, Mandatory Tender 6/26/2025	7,500,000
20,735,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Barclays 3a-7 (Series 2022-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.270%, 6/5/2025	20,735,000
8,470,000		Harris County, TX, (Series D-2), CP, 2.850%, Mandatory Tender 7/2/2025	8,470,000
9,005,000		Harris County, TX, (Series D-2), CP, 2.850%, Mandatory Tender 6/16/2025	9,005,000
1,470,000		Harris County, TX, (Series D-2), CP, 3.000%, Mandatory Tender 7/10/2025	1,470,000
2,840,000		Harris County, TX, (Series D-2), CP, 3.060%, Mandatory Tender 7/10/2025	2,840,000
1,890,000		Harris County, TX, (Series D-2), CP, 3.116%, Mandatory Tender 7/10/2025	1,890,000
2,400,000		Harris County, TX, (Series D-3), CP, 2.850%, Mandatory Tender 6/16/2025	2,400,000
1,700,000		Harris County, TX, (Series D-3), CP, 2.970%, Mandatory Tender 6/18/2025	1,700,000
1,730,000		Harris County, TX, (Series D-3), CP, 3.000%, Mandatory Tender 7/10/2025	1,730,000
2,480,000		Harris County, TX, (Series D-3), CP, 3.116%, Mandatory Tender 7/10/2025	2,480,000
3,870,000		Houston, TX Airport System, (Series C), 5.000%, 7/1/2025	3,875,116
11,395,000		Houston, TX Housing Finance Corp. (Regency Park Apartments), (Series 2007) Weekly VRDNs, (FNMA LOC), 2.100%, 6/4/2025	11,395,000
6,000,000		Houston, TX, (Series H-2), CP, 3.149%, Mandatory Tender 6/17/2025	6,000,000
4,500,000		Jewett, TX EDC (Nucor Corp.), (Series 2003) Weekly VRDNs, 2.250%, 6/4/2025	4,500,000
1,500,000		Love Field Airport Modernization Corp., TX, 5.000%, 11/1/2025	1,511,710
6,000,000		Lower Colorado River Authority, TX, (Series B), CP, (Truist Bank LOC), 3.050%, Mandatory Tender 6/24/2025	6,000,000
8,717,000		Lower Colorado River Authority, TX, (Series B), CP, (Truist Bank LOC), 3.100%, Mandatory Tender 6/24/2025	8,717,000
5,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020A), (Waste Management Holdings, Inc. GTD), 3.750%, Mandatory Tender 6/2/2025	5,000,000
5,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020B), (Waste Management Holdings, Inc. GTD), 3.750%, Mandatory Tender 6/2/2025	5,000,000
20,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), (Waste Management Holdings, Inc. GTD), 3.950%, Mandatory Tender 9/2/2025	20,000,000
10,000,000		New Braunfels, TX (New Braunfels, TX Utility System), Utility System Revenue Refunding Bonds (Series 2022), CP, 3.250%, Mandatory Tender 6/18/2025	10,000,000
35,000,000		North Texas Municipal Water District Water System, Water System Revenue Bonds - Extendable CP Mode, CPX, 3.170%, Mandatory Tender 7/24/2025	35,000,000
2,737,000		Northeast TX Housing Finance Corp., Mizuho 3a-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	2,737,000
8,000,000		Port Arthur Navigation District, TX IDC (Route 86 Biogas, LLC), (Series 2023) Weekly VRDNs, (CoBank, ACB LOC), 2.350%, 6/5/2025	8,000,000
106,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 3.150%, 6/2/2025	106,800,000
19,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Daily VRDNs, 3.150%, 6/2/2025	19,500,000
25,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 3.150%, 6/2/2025	25,000,000
40,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Daily VRDNs, 3.150%, 6/2/2025	40,800,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 3.150%, 6/2/2025	35,000,000
1,250,000		San Antonio, TX Airport System, (Series A), 5.000%, 7/1/2025	1,251,614
50,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.050%, Mandatory Tender 6/5/2025	50,000,000
45,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.080%, Mandatory Tender 6/12/2025	45,000,000
18,500,000		Texas A & M University System Board of Regents, (Series B), CP, 2.970%, Mandatory Tender 9/10/2025	18,500,000
2,000,000		Texas A & M University System Board of Regents, (Series B), CP, 2.998%, Mandatory Tender 8/6/2025	2,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 2.070%, 6/5/2025	$ 15,000,000
3,295,000		Texas State, (Series 2021B), 4.000%, 8/1/2025	3,299,060
12,500,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.850%, Mandatory Tender 7/1/2025	12,500,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.920%, Mandatory Tender 6/25/2025	25,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.950%, Mandatory Tender 10/16/2025	25,000,000
13,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.000%, Mandatory Tender 11/13/2025	13,000,000
30,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.050%, Mandatory Tender 10/1/2025	30,000,000
50,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.050%, Mandatory Tender 10/2/2025	50,000,000
25,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.870%, Mandatory Tender 6/2/2025	25,000,000
12,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.880%, Mandatory Tender 6/6/2025	12,500,000
10,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.880%, Mandatory Tender 6/3/2025	10,000,000
6,400,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.930%, Mandatory Tender 9/3/2025	6,400,000
6,400,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.930%, Mandatory Tender 10/15/2025	6,400,000
6,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.940%, Mandatory Tender 6/2/2025	6,000,000
6,250,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.940%, Mandatory Tender 7/3/2025	6,250,000
4,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.940%, Mandatory Tender 8/4/2025	4,500,000
6,250,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.950%, Mandatory Tender 6/18/2025	6,250,000
12,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.000%, Mandatory Tender 9/30/2025	12,500,000
19,490,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.099%, Mandatory Tender 9/30/2025	19,490,000
21,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.100%, Mandatory Tender 9/30/2025	21,500,000
15,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.200%, Mandatory Tender 9/30/2025	15,000,000
4,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 9/30/2025	4,000,000
12,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 9/30/2025	12,500,000
5,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.899%, Mandatory Tender 8/19/2025	5,000,000
25,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.899%, Mandatory Tender 9/18/2025	25,000,000
5,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.900%, Mandatory Tender 9/3/2025	5,000,000
15,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 3.000%, Mandatory Tender 9/30/2025	15,000,000
8,500,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 3.050%, Mandatory Tender 9/30/2025	8,500,000
12,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 3.250%, Mandatory Tender 9/30/2025	12,000,000
25,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 3.300%, Mandatory Tender 9/30/2025	25,000,000
		TOTAL	1,184,336,787
		Utah—0.0%
2,190,000		Salt Lake City, UT Airport Revenue, (Series A), 5.000%, 7/1/2025	2,193,391
		Vermont—0.2%
12,305,000		Vermont HFA MFH (Steele Heritage & Lane LLC), Mizuho 3a-7 (Series 2023-MIZ9146) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	12,305,000
		Virginia—0.6%
15,120,000		Arlington, VA IDA (Lenox Club Apartment), BAML 3a-7 (Series 2024-BAML6038) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.150%, 6/2/2025	15,120,000
5,400,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs, (Bank of America N.A. LOC), 2.120%, 6/5/2025	5,400,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$ 5,745,000
Chesapeake, VA Redevelopment and Housing Authority (Great Bridge Apartments LLC), BAML (3a-7)
(Series 2023-BAML6014) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.150%, 6/5/2025
			$ 5,745,000
315,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 6/2/2025	315,000
16,000,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022), (United States Treasury COL), 4.000%, Mandatory Tender 11/20/2025	16,000,000
		TOTAL	42,580,000
		Washington—0.8%
45,545,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Weekly VRDNs, (PNC Bank, N.A. LOC), 2.000%, 6/4/2025	45,545,000
1,945,000		Port of Tacoma, WA, Revenue Refunding Bonds (Series 2019A), 5.000%, 12/1/2025	1,961,161
8,220,000		Seattle Chinatown International District, WA Preservation and Development Authority (Lot On The Hill LLLP), Mizuho 3a-7 (Series 2024-MIZ9156) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	8,220,000
840,000		Washington State Economic Development Finance Authority (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (BMO Bank, N.A. LOC), 2.350%, 6/5/2025	840,000
		TOTAL	56,566,161
		Wisconsin—1.2%
15,972,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	15,972,000
450,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.420%, 6/5/2025	450,000
1,425,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 2.190%, 6/5/2025	1,425,000
34,035,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-2), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 8/1/2025	34,035,000
27,250,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-3), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 8/1/2025	27,250,000
		TOTAL	79,132,000
		TOTAL INVESTMENT IN SECURITIES—101.2% (AT AMORTIZED COST)[2]	6,866,795,734
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[3]	(81,260,259)
		NET ASSETS—100%	$6,785,535,475
Securities that are subject to the federal alternative minimum tax (AMT) represent 53.22% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

In valuing the Fund’s assets as of May 31, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bond
TANs	—Tax Anticipation Notes
TRANs	—Tax and Revenue Anticipation Notes
UFSD	—Union Free School District
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDP	—Variable Rate Demand Preferred
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.029	0.034	0.020	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.029	0.034	0.020	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.029)	(0.034)	(0.020)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.029)	(0.034)	(0.020)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.95%	3.45%	1.99%	0.04%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.49%	0.46%	0.56%	0.27%	0.33%
Net investment income	2.87%	3.40%	0.51%	0.03%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.38%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,235	$25,377	$14,098	$700,243	$683,243

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.026	0.031	0.017	0.000[2]	0.000[2]
Net realized gain (loss)	0.001	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.027	0.031	0.017	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.027)	(0.031)	(0.017)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.027)	(0.031)	(0.017)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.70%	3.15%	1.76%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.73%	0.76%	0.78%	0.27%	0.35%
Net investment income	2.59%	3.16%	1.93%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.11%	0.11%	0.12%	0.63%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,624	$12,744	$1,342	$2,874	$4,756

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.031	0.037	0.023	0.001	0.001
Net realized gain (loss)	0.001	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.032	0.037	0.023	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.032)	(0.037)	(0.023)	(0.001)	(0.001)
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.032)	(0.037)	(0.023)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.23%	3.71%	2.34%	0.12%	0.13%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.21%	0.19%	0.21%
Net investment income	3.14%	3.65%	2.38%	0.13%	0.12%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,397,273	$3,746,330	$2,371,755	$1,772,201	$1,372,803

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.028	0.034	0.021	0.001	0.000[2]
Net realized gain (loss)	0.001	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.029	0.034	0.021	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.029)	(0.034)	(0.021)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.029)	(0.034)	(0.021)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.98%	3.46%	2.09%	0.05%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.46%	0.46%	0.46%	0.25%	0.34%
Net investment income	2.81%	3.40%	2.03%	0.05%	0.02%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.30%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$625,080	$204,398	$213,084	$232,943	$255,785

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.030	0.016	0.000[2]	0.000[2]
Net realized gain (loss)	0.001	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.025	0.030	0.016	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.025)	(0.030)	(0.016)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.025)	(0.030)	(0.016)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.51%	3.00%	1.64%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.91%	0.91%	0.90%	0.29%	0.31%
Net investment income	2.37%	2.96%	1.59%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.71%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$152,567	$53,911	$58,942	$71,843	$74,123

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.028	0.015	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.024	0.028	0.015	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.024)	(0.028)	(0.015)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.024)	(0.028)	(0.015)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.40%	2.88%	1.53%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.02%	1.02%	1.01%	0.29%	0.32%
Net investment income	2.36%	2.84%	1.48%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.22%	0.22%	0.24%	0.97%	0.93%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,052	$165,380	$196,830	$237,579	$288,115

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.031	0.036	0.022	0.001	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.031	0.036	0.022	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.031)	(0.036)	(0.022)	(0.001)	(0.001)
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.031)	(0.036)	(0.022)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.12%	3.61%	2.24%	0.09%	0.06%
Ratios to Average Net Assets:
Net expenses[4]	0.31%	0.31%	0.31%	0.21%	0.28%
Net investment income	3.06%	3.55%	2.26%	0.07%	0.06%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$338,705	$287,070	$231,540	$195,389	$289,938

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2025

Assets:
Investment in securities, at amortized cost and fair value	$6,866,795,734
Cash	531,499
Income receivable	35,757,519
Receivable for shares sold	32,119,031
Total Assets	6,935,203,783
Liabilities:
Payable for investments purchased	129,261,782
Payable for shares redeemed	18,896,621
Income distribution payable	813,820
Payable to adviser (Note 5)	43,532
Payable for administrative fee (Note 5)	28,662
Payable for distribution services fee (Note 5)	114,464
Payable for other service fees (Notes 2 and 5)	264,117
Accrued expenses (Note 5)	245,310
Total Liabilities	149,668,308
Net assets for 6,785,547,079 shares outstanding	$6,785,535,475
Net Assets Consist of:
Paid-in capital	$6,785,526,767
Total distributable earnings (loss)	8,708
Net Assets	$6,785,535,475
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$81,234,809 ÷ 81,234,947 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$47,624,389 ÷ 47,624,471 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$5,397,272,813 ÷ 5,397,282,039 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$625,079,839 ÷ 625,080,910 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$152,566,804 ÷ 152,567,066 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$143,052,184 ÷ 143,052,429 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$338,704,637 ÷ 338,705,217 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended May 31, 2025

Investment Income:
Interest	$179,879,791
Expenses:
Investment adviser fee (Note 5)	10,738,797
Administrative fee (Note 5)	4,165,818
Custodian fees	155,443
Transfer agent fees (Note 2)	411,451
Directors’/Trustees’ fees (Note 5)	24,333
Auditing fees	27,431
Legal fees	19,644
Portfolio accounting fees	262,987
Distribution services fee (Note 5)	1,469,890
Other service fees (Notes 2 and 5)	2,296,643
Share registration costs	317,421
Printing and postage	69,276
Miscellaneous (Note 5)	24,537
TOTAL EXPENSES	19,983,671
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(4,373,412)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(233,402)
TOTAL WAIVERS AND REIMBURSEMENT	(4,606,814)
Net expenses	15,376,857
Net investment income	164,502,934
Net realized gain on investments	2,895
Change in net assets resulting from operations	$164,505,829
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended May 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$164,502,934	$140,162,525
Net realized gain (loss)	2,895	522,643
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	164,505,829	140,685,168
Distributions to Shareholders:
Automated Shares	(1,003,498)	(600,383)
Investment Shares	(913,264)	(124,380)
Wealth Shares	(133,719,389)	(116,155,504)
Service Shares	(12,586,041)	(7,218,972)
Cash II Shares	(2,881,057)	(1,691,898)
Cash Series Shares	(3,787,200)	(5,054,288)
Capital Shares	(10,131,697)	(9,316,817)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(165,022,146)	(140,162,242)
Share Transactions:
Proceeds from sale of shares	10,895,047,825	7,612,993,834
Net asset value of shares issued to shareholders in payment of distributions declared	154,103,435	128,728,700
Cost of shares redeemed	(8,758,309,199)	(6,334,626,092)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,290,842,061	1,407,096,442
Change in net assets	2,290,325,744	1,407,619,368
Net Assets:
Beginning of period	4,495,209,731	3,087,590,363
End of period	$6,785,535,475	$4,495,209,731
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2025
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $4,606,814 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended May 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$13,356	$—
Investment Shares	16,438	—
Wealth Shares	84,336	—
Service Shares	8,714	—
Cash II Shares	119,919	—
Cash Series Shares	162,107	(47,020)
Capital Shares	6,581	(4)
TOTAL	$411,451	$(47,024)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended May 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$83,210
Investment Shares	87,772
Service Shares	1,094,255
Cash II Shares	301,910
Cash Series Shares	399,649
Capital Shares	329,847
TOTAL	$2,296,643
For the year ended May 31, 2025, the Fund’s Wealth Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2025		Year Ended 5/31/2024
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	104,397	$104,397	48,287	$48,287
Shares issued to shareholders in payment of distributions declared	988	988	591	591
Shares redeemed	(49,524)	(49,524)	(37,602)	(37,602)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	55,861	$55,861	11,276	$11,276
	Year Ended 5/31/2025		Year Ended 5/31/2024
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	140,542	$140,542	28,447	$28,447
Shares issued to shareholders in payment of distributions declared	758	758	101	101
Shares redeemed	(106,418)	(106,418)	(17,148)	(17,148)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	34,882	$34,882	11,400	$11,400
	Year Ended 5/31/2025		Year Ended 5/31/2024
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	8,245,931	$8,245,931	6,216,478	$6,216,478
Shares issued to shareholders in payment of distributions declared	124,624	124,624	106,756	106,756
Shares redeemed	(6,719,182)	(6,719,182)	(4,949,095)	(4,949,095)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,651,373	$1,651,373	1,374,139	$1,374,139
	Year Ended 5/31/2025		Year Ended 5/31/2024
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	1,125,372	$1,125,372	478,713	$478,713
Shares issued to shareholders in payment of distributions declared	11,282	11,282	5,433	5,433
Shares redeemed	(715,948)	(715,948)	(492,856)	(492,856)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	420,706	$420,706	(8,710)	$(8,710)
	Year Ended 5/31/2025		Year Ended 5/31/2024
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	419,676	$419,676	43,007	$43,007
Shares issued to shareholders in payment of distributions declared	2,875	2,875	1,678	1,678
Shares redeemed	(323,889)	(323,889)	(49,722)	(49,722)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	98,662	$98,662	(5,037)	$(5,037)
	Year Ended 5/31/2025		Year Ended 5/31/2024
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	363,602	$363,602	342,535	$342,535
Shares issued to shareholders in payment of distributions declared	3,725	3,725	5,012	5,012
Shares redeemed	(389,637)	(389,637)	(379,016)	(379,016)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(22,310)	$(22,310)	(31,469)	$(31,469)
Annual Financial Statements and Additional Information

	Year Ended 5/31/2025		Year Ended 5/31/2024
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	495,527	$495,527	455,526	$455,526
Shares issued to shareholders in payment of distributions declared	9,852	9,852	9,157	9,157
Shares redeemed	(453,712)	(453,712)	(409,186)	(409,186)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	51,667	$51,667	55,497	$55,497
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,290,841	$2,290,841	1,407,096	$1,407,096
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2025 and 2024, was as follows:
	2025	2024
Tax-exempt income	$164,461,102	$140,156,399
Ordinary income[1]	$432,083	$5,843
Long-term capital gains	$128,961	$—

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$5,869
Undistributed ordinary income[1]	$2,639
Undistributed long-term capital gains	$200
TOTAL	$8,708

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2025, the Adviser voluntarily waived $4,373,412 of its fee and voluntarily reimbursed $47,024 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$87,772	$(10,533)
Cash II Shares	422,961	—
Cash Series Shares	959,157	(175,845)
TOTAL	$1,469,890	$(186,378)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2025, FSC retained $204,352 of fees paid by the Fund.
Other Service Fees
For the year ended May 31, 2025, FSSC received $1,217 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 15, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to January 15, 2025, the Automated Shares expense limitation was 0.56%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,136,395,000 and $1,791,500,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2025, there were no outstanding loans. During the year ended May 31, 2025, the program was not utilized.
Annual Financial Statements and Additional Information

7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended May 31, 2025, 9.6% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Municipal Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Annual Financial Statements and Additional Information

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Municipal Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450516 (7/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
May 31, 2025

Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2025
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.7%
		Alabama—3.8%
$ 8,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 3.000%, 6/2/2025	$ 8,000,000
11,500,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 3.000%, 6/2/2025	11,500,000
26,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 3.000%, 6/2/2025	26,000,000
4,255,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2959) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	4,255,000
8,100,000		Eutaw, AL IDB, PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 3.000%, 6/2/2025	8,100,000
39,405,000		Huntsville, AL Health Care Authority, (Series 2023-BAML5040) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.070%, 6/5/2025	39,405,000
8,205,000		Lower Alabama Gas District, Tender Option Bond Trust Certificates (Series 2024-YX1345) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.070%, 6/5/2025	8,205,000
10,000,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 3.000%, 6/2/2025	10,000,000
1,250,000		Southeast Alabama Gas Supply District, (Series 2024-XF1694) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.020%, 6/5/2025	1,250,000
12,285,000		The East Alabama Health Care Authority, BAML 3a-7 (Series 2025-BAML5061) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.140%, 6/2/2025	12,285,000
80,000,000		UAB St Vincent’s Health System Authority, BAML 3a-7 (Series 2025-BAML5063), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.170%, Optional Tender 8/14/2025	80,000,000
		TOTAL	209,000,000
		Arizona—2.6%
10,660,000		Arizona State Development Authority (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9161) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.250%, 6/5/2025	10,660,000
11,895,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), Tender Option Bond Trust Certificates (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	11,895,000
8,000,000		Arizona State IDA (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9187) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	8,000,000
4,700,000		Arizona State IDA (Roers Flagstaff Apartment Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9157) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.250%, 6/5/2025	4,700,000
5,000,000		Arizona State IDA (Roers Maricopa Apartments Owner LLC), Mizuho 3A-7 (Series 2023-MIZ9155) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 2.250%, 6/5/2025	5,000,000
60,200,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3A-7 (Series 2023-MIZ9118) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.220%, 6/2/2025	60,200,000
4,370,000		Arizona State IDA, (Series 2024-MIZ9180) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	4,370,000
18,690,000		Maricopa County, AZ, IDA (CG Lakewood Apartments, LLC), BAML (3A-7) (Series 2023-BAML6008) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.120%, 6/5/2025	18,690,000
13,500,000		Maricopa County, AZ, IDA (ML Casa V LP), BAML (3A-7) (Series 2023-BAML6009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.120%, 6/5/2025	13,500,000
9,225,000		Maricopa County, AZ, IDA (Tramonto Apartments LLC), BAML (3A-7) (Series 2023-BAML6007) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.120%, 6/5/2025	9,225,000
		TOTAL	146,240,000
		Arkansas—0.4%
20,000,000		Springdale, AR Sales & Use Revenue, Tender Option Bond Trust Receipts (Series 2023-XF1559) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.170%, 6/2/2025	20,000,000
		California—6.0%
39,130,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.070%, 6/5/2025	39,130,000
40,705,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	40,705,000
20,100,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	20,100,000
2,245,118		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	2,245,118
394,246		California Municipal Finance Authority (Little Tokyo Towers), Citi 3a-7 (Series 2025-CF7013) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.090%, 6/5/2025	394,246
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 8,500,000		California Municipal Finance Authority (Montague Parkway Associates LP), MIZUHO 3A-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.150%, 6/2/2025	$ 8,500,000
7,976,448		California Statewide Communities Development Authority (Lexington Green Community Partners II, LP), Mizuho 3a-7 (Series 2024-MIZ9184) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.200%, 6/5/2025	7,976,448
15,030,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs (3A-7) (Series 3005) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.100%, 6/2/2025	15,030,000
7,845,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs (3A-7) (Series 3007DB) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.100%, 6/2/2025	7,845,000
7,770,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3A-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.150%, 6/2/2025	7,770,000
4,000,000		Oakland, CA Unified School District, Tender Option Bond Trust Certificates (Series 2023-XF3196) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Barclays Bank PLC LIQ), 2.030%, 6/5/2025	4,000,000
25,000,000		River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1, Mizuho 3a-7 (Series 2024-MIZ9188) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	25,000,000
22,390,000		San Diego, CA Housing Authority (Scripps Mesa Apartments), Mizuho 3a-7 (Series 2024-MIZ9198) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.200%, 6/5/2025	22,390,000
75,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	75,000,000
10,355,671		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	10,355,671
23,861,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	23,861,000
9,700,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9200) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.150%, 6/2/2025	9,700,000
3,500,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-XX1325) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.990%, 6/5/2025	3,500,000
7,605,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-ZF3164) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.990%, 6/5/2025	7,605,000
		TOTAL	331,107,483
		Colorado—2.5%
16,900,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), (Series 2024-E) Daily VRDNs, (TD Bank, N.A. LIQ), 3.000%, 6/2/2025	16,900,000
100,000,000		Colorado State, Education Loan Program (Series 2024B) TRANs, 5.000%, 6/30/2025	100,169,807
18,250,000		Denver, CO City and County Board of Water Commissioners, (Series 2023A), CP, (Bank of America N.A. LIQ), 2.850%, Mandatory Tender 6/5/2025	18,250,000
		TOTAL	135,319,807
		Connecticut—0.5%
19,500,000		Enfield, CT BANs, 3.750%, 7/30/2025	19,510,679
8,275,000		Regional School District No. 15, CT BANs, 4.500%, 1/23/2026	8,321,613
2,475,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 2.170%, 6/5/2025	2,475,000
		TOTAL	30,307,292
		Delaware—0.1%
4,405,000		Delaware State Housing Authority (Christiana Village Apartments LLC), Mizuho 3a-7 (Series 2024-MIZ9175) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	4,405,000
2,600,000		Delaware State Housing Authority (Christiana Village Apartments, LLC), (Series 2024-MIZ9182) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	2,600,000
		TOTAL	7,005,000
		District of Columbia—0.1%
5,000,000		District of Columbia HFA, (United States Treasury GTD), 3.050%, Mandatory Tender 9/2/2025	5,000,000
		Florida—5.2%
15,440,000		Broward County, FL HFA (Landings at Coconut Creek), BAML 3A-7 (Series 2023-BAML6006) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.120%, 6/5/2025	15,440,000
11,470,000		Broward County, FL HFA (ML Casa V LP), 3A-7 (BAML-6018) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.090%, 6/5/2025	11,470,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 5,575,000
Broward County, FL Tourist Development Tax Special Revenue, Tender Option Bond Trust Receipts (Series 2023-XL0429)
Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.080%, 6/5/2025
			$ 5,575,000
3,785,000		Federal Home Loan Mortgage Corp. (The Gallery at Smathers Plaza), Citi 3A-7 (Series 2025-CF7017) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.090%, 6/5/2025	3,785,000
7,000,000		Florida Development Finance Corp. (Baptist Health System, Inc.), (Series BAML5066), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.020%, Optional Tender 7/10/2025	7,000,000
3,700,000		Hillsborough County, FL IDA (Baycare Health System, Inc.), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 6/2/2025	3,700,000
25,000,000		JEA, FL Electric System, (Series 2008C-3), CP, (Royal Bank of Canada LIQ), 2.880%, Mandatory Tender 6/12/2025	25,000,000
6,800,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.970%, 6/5/2025	6,800,000
5,645,000		JEA, FL Water & Sewer System, (Series MS 3A-7), (Morgan Stanley Bank, N.A. LIQ), 2.090%, Optional Tender 6/26/2025	5,645,000
21,745,000		Lee County, FL IDA (Lee Health System), BAML VRDO (Series 2025-VRS202) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.100%, 6/2/2025	21,745,000
14,500,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 2.120%, 6/5/2025	14,500,000
14,557,964		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	14,557,964
1,245,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	1,245,000
4,000,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2021) Weekly VRDNs, 2.300%, 6/4/2025	4,000,000
50,795,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), Golden Blue 3A-7(Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	50,795,000
51,960,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 2.380%, 6/4/2025	51,960,000
45,000,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), BAML VRDO (Series 2025-VRS101) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.100%, 6/2/2025	45,000,000
		TOTAL	288,217,964
		Georgia—1.4%
7,100,000		Atlanta, GA Water & Wastewater, Commercial Paper (Series 2024A-2), CP, (TD Bank, N.A. LOC), 2.900%, Mandatory Tender 6/3/2025	7,100,000
4,424,000		Atlanta, GA Water & Wastewater, Commercial Paper (Series 2024A-2), CP, (TD Bank, N.A. LOC), 2.900%, Mandatory Tender 6/3/2025	4,424,000
22,840,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 2.020%, 6/5/2025	22,840,000
14,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), Pollution Control Revenue Bonds (First Series 2002) Weekly VRDNs, 2.120%, 6/5/2025	14,000,000
13,680,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Certificates (Series 2022-XG0417) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.080%, 6/5/2025	13,680,000
16,510,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Receipts (Series 2023-XG0462) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.170%, 6/2/2025	16,510,000
		TOTAL	78,554,000
		Idaho—0.1%
6,500,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID), 3.650%, Mandatory Tender 8/1/2025	6,500,000
		Illinois—2.7%
600,000		Chicago, IL Multi-Family Housing Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Bank, N.A. LOC), 2.770%, 6/5/2025	600,000
12,275,000		Chicago, IL Transit Authority, Tender Option Bond Trust Certificate (Series 2022-XL0425) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.090%, 6/5/2025	12,275,000
2,500,000		Chicago, IL Transit Authority, Tender Option Bond Trust Certificates (Series 2022-ZL0394) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.090%, 6/5/2025	2,500,000
6,135,000		Chicago, IL Wastewater Transmission, Tender Option Bond Trust Certificates (2023-ZL0476) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.090%, 6/5/2025	6,135,000
7,500,000		Chicago, IL Water Revenue, Tender Option Bond Trust Certificates (Series 2023-XM1112) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.050%, 6/5/2025	7,500,000
6,765,000		Chicago, IL Water Revenue, Tender Option Bond Trust Receipts (2023-XM1118) Daily VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.220%, 6/2/2025	6,765,000
50,000,000		Illinois Finance Authority (City of Hope Obligated Group), BAML VRDO (Series 2025-VRS207) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.100%, 6/2/2025	50,000,000
Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$ 6,000,000		Illinois Finance Authority (Plymouth Place, Inc.), Golden Blue (Series 2025-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.270%, 6/5/2025	$ 6,000,000
41,250,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 2.050%, 6/5/2025	41,250,000
13,920,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2022-XL0294) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 2.070%, 6/5/2025	13,920,000
		TOTAL	146,945,000
		Indiana—1.2%
36,000,000		Indiana Finance Authority (Indiana University Health Obligated Group), (Series E-161) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.000%, 6/5/2025	36,000,000
12,140,000		Indiana State Finance Authority Environmental (Ispat Inland, Inc.), (Series 2005) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 2.050%, 6/4/2025	12,140,000
17,210,000		Indiana State Finance Authority Hospital Revenue (Parkview Health System Obligated Group), (Series 2009D) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 6/2/2025	17,210,000
		TOTAL	65,350,000
		Iowa—0.2%
12,850,000		Iowa Finance Authority (UnityPoint Health), Barclays 3a-7 (Series 2024-FR-RI-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	12,850,000
		Kansas—0.1%
6,000,000		Wichita, KS Multifamily Housing (Wichita Senior Housing), (Series IV, 2021), (United States Treasury GTD), 3.750%, Mandatory Tender 11/1/2025	6,000,000
		Kentucky—0.2%
11,365,000		Kentucky Economic Development Finance Authority (Madonna Manor, Inc.), BAML 3a-7 (Series 2023-BAML 5038), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.220%, Optional Tender 7/10/2025	11,365,000
		Louisiana—4.1%
23,055,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 6/2/2025	23,055,000
32,590,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-2) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 6/2/2025	32,590,000
5,304,028		Louisiana State Housing Corp. (Peace Lake Louisiana Tower Community, LP), MIZUHO 3A-7 (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	5,304,028
40,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 2.180%, 6/4/2025	40,000,000
122,705,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 2.300%, 6/4/2025	122,705,000
		TOTAL	223,654,028
		Maryland—2.7%
8,575,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	8,575,000
27,000,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 2.250%, 6/5/2025	27,000,000
16,060,000		Maryland State Health & Higher Educational Facilities Authority (Stella Maris, Inc.), (Series 2018) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 2.150%, 6/5/2025	16,060,000
11,980,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corp.), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 6/2/2025	11,980,000
8,560,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985B) Weekly VRDNs, (TD Bank, N.A. LOC), 2.150%, 6/4/2025	8,560,000
32,500,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD), 2.900%, Mandatory Tender 6/2/2025	32,500,000
44,500,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD), 2.950%, Mandatory Tender 9/2/2025	44,500,000
		TOTAL	149,175,000
		Massachusetts—0.8%
7,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series B), CP, (TD Bank, N.A. LIQ), 3.019%, Mandatory Tender 7/11/2025	7,000,000
13,200,000		Massachusetts Development Finance Agency (Residences at Fifty West Broadway LLC), BAML 3A-7 (Series 2023-BAML6005) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.120%, 6/5/2025	13,200,000
22,000,000		Massachusetts Water Resources Authority, (Series 2016), CP, (TD Bank, N.A. LOC), 3.050%, Mandatory Tender 8/6/2025	22,000,000
		TOTAL	42,200,000
		Michigan—2.6%
7,000,000		Eastern Michigan University (Board of Regents of), Golden Blue (Series 2025-FR/RI-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	7,000,000
Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$ 4,800,000		Lansing, MI, Tender Option Bond Trust Certificates (Series 2023-XG0499) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LOC), 2.090%, 6/5/2025	$ 4,800,000
59,845,000		Michigan State Building Authority, (Series I) VRENs, 2.070%, 6/2/2025	59,845,000
15,600,000		Michigan State Building Authority, (Series III) VRENs, 2.070%, 6/2/2025	15,600,000
25,000,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1), 2.900%, Mandatory Tender 6/2/2025	25,000,000
28,810,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1), 2.950%, Mandatory Tender 9/2/2025	28,810,000
		TOTAL	141,055,000
		Minnesota—0.4%
3,900,000		Bloomington, MN (Bristol Village Apartments), BAML 3A-7 (Series 2023-BAML6016) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.090%, 6/5/2025	3,900,000
12,400,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series 2016) Weekly VRDNs, 2.020%, 6/4/2025	12,400,000
7,810,000		St. Paul, MN Housing & Redevelopment Authority (LSBD St Paul Broadway LLC), Mizuho 3a-7 (Series 2024-MIZ9186) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	7,810,000
		TOTAL	24,110,000
		Mississippi—0.2%
9,500,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 2.450%, 6/4/2025	9,500,000
1,920,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 2.170%, 6/5/2025	1,920,000
		TOTAL	11,420,000
		Missouri—0.5%
7,000,000		Kansas City, MO IDA (Paige Point Townhomes), MIZUHO 3A-7 (Series 2023-MIZ9154) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	7,000,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.020%, 6/5/2025	10,000,000
10,000,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3A-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	10,000,000
		TOTAL	27,000,000
		Multi-State—9.4%
24,000,000		Federal Home Loan Mortgage Corp. (Freddie Mac Gold Pool), Citi 3a-7 (Series 2024-CF7004) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.090%, 6/5/2025	24,000,000
19,000,000		Federal Home Loan Mortgage Corp. (Freddie Mac Gold Pool), Citi 3a-7 (Series 2024-CF7008) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.090%, 6/5/2025	19,000,000
7,450,000		Federal Home Loan Mortgage Corp. (Freddie Mac Gold Pool), Citi 3a-7 (Series 2024-CF7009) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.090%, 6/5/2025	7,450,000
133,400,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.040%, 6/5/2025	133,400,000
116,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale S.A. LIQ), 2.030%, 6/5/2025	116,000,000
41,100,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, (Bank of America N.A. LIQ), 2.040%, 6/5/2025	41,100,000
79,200,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series C) Weekly VRDPs, (Societe Generale S.A. LIQ), 2.030%, 6/5/2025	79,200,000
40,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 2.060%, 6/5/2025	40,000,000
57,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 2.050%, 6/5/2025	57,000,000
		TOTAL	517,150,000
		Nebraska—2.1%
28,400,000		Central Plains, NE Energy Project, (Series 2022-XF3009) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.070%, 6/5/2025	28,400,000
10,000,000		Omaha, NE Public Power District, (Series A), CP, 3.000%, Mandatory Tender 8/19/2025	10,000,000
4,400,000		Omaha, NE Public Power District, (Series A), CP, 3.000%, Mandatory Tender 9/3/2025	4,400,000
7,500,000		Omaha, NE Public Power District, (Series A), CP, 3.000%, Mandatory Tender 9/9/2025	7,500,000
15,000,000		Omaha, NE Public Power District, (Series A), CP, 3.000%, Mandatory Tender 9/15/2025	15,000,000
Annual Financial Statements and Additional Information
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nebraska—continued
$ 10,000,000		Omaha, NE Public Power District, (Series A), CP, 3.000%, Mandatory Tender 9/16/2025	$ 10,000,000
10,000,000		Omaha, NE Public Power District, (Series A), CP, 3.000%, Mandatory Tender 9/23/2025	10,000,000
4,000,000		Omaha, NE Public Power District, (Series A), CP, 3.100%, Mandatory Tender 8/6/2025	4,000,000
2,500,000		Omaha, NE Public Power District, (Series A), CP, 3.100%, Mandatory Tender 8/12/2025	2,500,000
21,600,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 2.000%, 6/5/2025	21,600,000
		TOTAL	113,400,000
		Nevada—0.0%
2,000,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (Series 2023-MIZ9131) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.220%, 6/2/2025	2,000,000
		New Hampshire—0.5%
5,500,000		National Finance Authority, NH (Novant Health Obligated Group), (Series 2024C) Weekly VRDNs, (Truist Bank LOC), 2.070%, 6/5/2025	5,500,000
20,720,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.270%, Optional Tender 6/5/2025	20,720,000
		TOTAL	26,220,000
		New Jersey—3.2%
4,129,600		Berkeley Heights Township, NJ BANs, 3.600%, 3/26/2026	4,132,837
1,720,000		Bernardsville, NJ BANs, 3.750%, 3/26/2026	1,723,384
1,504,000		Boonton, NJ BANs, 3.600%, 6/4/2026	1,508,362
4,000,000		Bound Brook Borough, NJ BANs, 3.750%, 9/11/2025	4,005,403
8,328,000		Chatham Borough, NJ BANs, 3.750%, 5/15/2026	8,352,523
6,000,000		Clark Township, NJ BANs, 3.750%, 8/15/2025	6,005,967
6,903,000		Cranford Township, NJ BANs, 3.500%, 12/10/2025	6,908,265
5,874,000		Fairfield Township, NJ BANs, 4.000%, 3/5/2026	5,880,437
17,220,000		Garden State, NJ Preservation Trust (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.090%, 6/5/2025	17,220,000
1,825,000		Haddonfield, NJ BANs, 3.750%, 10/30/2025	1,827,217
1,214,712		Harding Township, NJ BANs, 4.000%, 8/15/2025	1,216,160
4,066,000		Ho-Ho-Kus, NJ BANs, 3.700%, 5/1/2026	4,069,572
4,600,000		Holmdel Township, NJ BANs, 3.750%, 9/22/2025	4,602,056
7,000,000		Kearny, NJ BANs, 3.750%, 6/25/2025	7,001,124
9,900,000		Kenilworth, NJ BANs, 3.500%, 2/27/2026	9,910,658
5,755,000		Linwood, NJ BANs, 4.000%, 1/23/2026	5,762,187
7,920,000		Middlesex County Improvement Authority (NBCCR Urban Renewal LLC), Citi 3a-7 (Series 2024-CF7010) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.090%, 6/5/2025	7,920,000
33,000,000		New Jersey Housing & Mortgage Finance Agency, Barclays 3a-7 (Series 2024-012) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	33,000,000
4,935,000		New Jersey State Housing and Mortgage Finance Agency (609 Broad Street), CITI 3A-7 (Series 2025-CF7019) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.070%, 6/5/2025	4,935,000
8,727,000		Norwood, NJ BANs, 4.500%, 7/11/2025	8,730,213
1,719,000		Palmyra Borough, NJ BANs, 4.000%, 9/2/2025	1,721,131
4,497,402		Runnemede, NJ, (Series A) BANs, 4.250%, 6/18/2025	4,498,309
3,995,000		Scotch Plains Township, NJ BANs, 4.000%, 8/25/2025	3,997,256
1,692,000		Ship Bottom, NJ, (Series A) BANs, 3.750%, 7/11/2025	1,692,579
6,926,576		Tewksbury Township, NJ, (Series A) BANs, 3.750%, 5/8/2026	6,945,329
6,125,000		Vernon Township, NJ BANs, 3.750%, 8/22/2025	6,130,986
6,951,642		Washington Township (Gloucester County), NJ BANs, 3.750%, 9/3/2025	6,958,620
		TOTAL	176,655,575
		New Mexico—0.1%
6,180,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	6,180,000
		New York—9.9%
16,232,823		Addison, NY Central School District BANs, 4.000%, 6/26/2025	16,239,916
Annual Financial Statements and Additional Information
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 4,085,364		Belleville Henderson, NY Central School District BANs, 4.000%, 7/17/2025	$ 4,086,858
38,000,000		Broome County, NY BANs, 3.750%, 4/24/2026	38,065,705
7,000,000		Byron-Bergen, NY Central School District BANs, 4.100%, 6/13/2025	7,000,686
2,000,000		Canastota, NY Central School District BANs, 4.000%, 6/25/2025	2,000,510
6,382,950		Cattaraugus County, NY BANs, 3.750%, 8/20/2025	6,389,036
25,000,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	25,000,000
15,500,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2024-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.220%, 6/5/2025	15,500,000
17,800,000		Harborfields, NY Central School District TANs, 4.000%, 6/20/2025	17,807,887
9,485,073		Harborfields, NY Central School District, (Series A) BANs, 4.000%, 9/4/2025	9,505,884
3,250,000		Honeoye Falls Lima, NY Central School District BANs, 3.750%, 7/9/2025	3,251,834
2,670,700		Kenmore-Tonawanda, NY Union Free School District, (Series A) BANs, 4.250%, 8/8/2025	2,674,302
4,250,800		Lakeland, NY Central School District of Shrub Oak BANs, 3.750%, 8/15/2025	4,256,818
30,000,000		Lindenhurst, NY Union Free School District TANs, 4.000%, 6/24/2025	30,017,416
5,670,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 6/2/2025	5,670,000
12,000,000		Miller Place, NY Union Free School District TANs, 4.000%, 6/24/2025	12,006,415
5,405,000		Monroe Village, NY BANs, 4.000%, 11/19/2025	5,420,902
4,000,000		New Paltz, NY, (Series C) BANs, 3.750%, 8/20/2025	4,005,094
15,000,000		New York City Housing Development Corp., Sustainable Development (Series I-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.950%, 6/5/2025	15,000,000
4,200,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 3.000%, 6/2/2025	4,200,000
19,650,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 3.000%, 6/2/2025	19,650,000
32,500,000		New York City, NY Municipal Water Finance Authority, (Series 2025 EE-1) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 2.940%, 6/2/2025	32,500,000
8,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2025 Subseries C-4) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 1.970%, 6/5/2025	8,000,000
6,025,000		New York City, NY Transitional Finance Authority, (Series 2025 H-2) Daily VRDNs, (TD Bank, N.A. LIQ), 3.000%, 6/2/2025	6,025,000
4,300,000		New York City, NY, (Fiscal 2012 Series A-4) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.900%, 6/5/2025	4,300,000
10,675,000		New York City, NY, (Fiscal 2013 Subseries A-3) Daily VRDNs, (Mizuho Bank Ltd. LOC), 3.000%, 6/2/2025	10,675,000
3,390,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.000%, 6/2/2025	3,390,000
10,000,000		New York City, NY, (Fiscal 2017 Subseries A-60) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.010%, 6/2/2025	10,000,000
8,100,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 6/2/2025	8,100,000
500,000		New York City, NY, (Fiscal 2025, Series G-3) Daily VRDNs, (TD Bank, N.A. LIQ), 3.000%, 6/2/2025	500,000
2,915,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 1.990%, 6/5/2025	2,915,000
11,800,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XF2994) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.120%, 6/5/2025	11,800,000
30,385,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), Mizuho 3a-7 (Series 2025-MIZ9208) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	30,385,000
8,000,000		New York State Dormitory Authority Revenues (White Plains Hospital Obligated Group), (Series 2024-XM1195) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Barclays Bank PLC LIQ), 2.090%, 6/5/2025	8,000,000
83,795,000		New York State HFA (42nd and 10th Street Associates LLC), 3A-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.320%, 6/5/2025	83,795,000
6,785,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-C) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.020%, 6/5/2025	6,785,000
23,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 2.020%, 6/5/2025	23,900,000
7,803,000		Orchard Park, NY BANs, 3.750%, 8/15/2025	7,814,512
20,000,000		Patchogue-Medford, NY Union Free School District TANs, 4.000%, 6/24/2025	20,009,859
2,466,989		Ravena-Coeymans-Selkirk, NY Central School District BANs, 4.000%, 8/8/2025	2,468,763
Annual Financial Statements and Additional Information
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 2,800,000		Riverhead, NY, (Series B) BANs, 4.000%, 8/15/2025	$ 2,802,779
6,000,000		Seaford, NY Union Free School District TANs, 4.000%, 6/25/2025	6,003,617
4,000,000		Southold, NY Union Free School District TANs, 3.750%, 6/26/2025	4,000,941
6,370,000		Valhalla, NY Union Free School District, (Series B) BANs, 3.500%, 6/19/2025	6,370,774
		TOTAL	548,290,508
		North Carolina—1.0%
5,245,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.950%, 6/2/2025	5,245,000
5,270,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2018G) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.950%, 6/2/2025	5,270,000
15,000,000		North Carolina Turnpike Authority, Tender Option Bond Trust Receipts (Series 2024-XG0547) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.140%, 6/5/2025	15,000,000
6,760,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 3.000%, 6/2/2025	6,760,000
25,345,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.000%, 6/2/2025	25,345,000
		TOTAL	57,620,000
		Ohio—5.6%
5,000,000		Avon, OH BANs, 4.500%, 7/2/2025	5,002,038
2,000,000		Belmont County, OH BANs, 4.500%, 8/13/2025	2,002,888
10,000,000		Columbus-Franklin County, OH Finance Authority (CIX Crossridge Lane Apartments, LLC), (Series 2024-BAML6028) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.150%, 6/2/2025	10,000,000
11,500,000		Cuyahoga County, OH BANs, 4.250%, 6/4/2026	11,610,975
5,450,000		Dayton-Montgomery County, OH Port Authority (Troy Care 2015 LLC/Senior Living Troy Obligated Group), (Series 2024-YX1357) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.070%, 6/5/2025	5,450,000
1,750,000		Fairfield, OH BANs, 4.000%, 4/14/2026	1,761,324
5,500,000		Fairview Park, OH BANs, 5.000%, 11/13/2025	5,529,942
10,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH), 3.650%, Mandatory Tender 8/1/2025	10,000,000
29,135,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corp.), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 2.050%, 6/5/2025	29,135,000
6,500,000		Hilliard, OH School District BANs, 4.250%, 6/25/2025	6,504,298
4,900,000		Huber Heights, OH BANs, (Ohio State GTD), 4.500%, 7/10/2025	4,903,171
10,630,000		Huber Heights, OH, (Series B) BANs, 4.500%, 7/10/2025	10,642,724
4,950,000		Lake County, OH BANs, 3.750%, 9/17/2025	4,956,697
9,600,000		Lakewood, OH BANs, 4.000%, 4/9/2026	9,671,588
2,850,000		Lebanon, OH BANs, 4.000%, 2/3/2026	2,861,739
12,020,000		Lorain County, OH BANs, 4.250%, 4/22/2026	12,076,792
2,030,000		Middleburg Heights, OH, (Series A) BANs, 4.625%, 11/26/2025	2,035,940
17,000,000		Middletown, OH (Premier Health Partners Obligated Group), BAML 3a-7 (Series 2024-BAML5056) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.080%, 6/2/2025	17,000,000
8,000,000		New Albany, OH Plain Local School District BANs, 4.125%, 6/5/2025	8,000,774
2,875,000		North Olmsted, OH BANs, (Ohio State GTD), 5.000%, 6/25/2025	2,876,909
45,300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), CP, 2.820%, Mandatory Tender 6/4/2025	45,300,000
7,645,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.900%, 6/2/2025	7,645,000
14,150,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 3.400%, Mandatory Tender 7/15/2025	14,150,000
4,700,000		Ohio State Higher Educational Facility Commission (University Circle, Inc. 2020), Morgan Stanley 3a-7 (Series 2024-MS0027), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.170%, Optional Tender 6/5/2025	4,700,000
4,285,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc. Obligated Group), (Series C-18) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.010%, 6/5/2025	4,285,000
31,395,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.270%, 6/5/2025	31,395,000
Annual Financial Statements and Additional Information
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$ 2,100,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), (Series 2024C) Daily VRDNs, (TD Bank, N.A. LIQ), 3.000%, 6/2/2025	$ 2,100,000
25,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 2.880%, Mandatory Tender 7/30/2025	25,000,000
5,050,000		Stow, OH BANs, 3.800%, 4/17/2026	5,075,723
5,550,000		Strongsville, OH BANs, 4.250%, 12/10/2025	5,579,900
2,300,000		Strongsville, OH BANs, 4.750%, 6/5/2025	2,300,189
1,850,000		Strongsville, OH BANs, 5.000%, 12/10/2025	1,862,194
		TOTAL	311,415,805
		Oklahoma—0.1%
3,060,754		Oklahoma HFA (Steele Duncan Plaza, LLC), MIZUHO 3A-7 (Series 2022-MIZ9103) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	3,060,754
		Oregon—0.6%
15,000,000		Oregon State Department of Transportation, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 3.450%, Mandatory Tender 7/10/2025	15,000,000
5,525,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.900%, 6/2/2025	5,525,000
12,000,000		Port of Morrow, OR, MS 3A-7 (2024-MS0026), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 2.170%, Optional Tender 6/26/2025	12,000,000
		TOTAL	32,525,000
		Pennsylvania—2.0%
6,400,000		Allegheny County, PA Hospital Development Authority (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 2.170%, 6/5/2025	6,400,000
21,195,000		Central Bradford, PA Progress Authority (Guthrie Clinic), BAML 3A-7 (Series 2024-BAML5049) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.080%, 6/2/2025	21,195,000
1,705,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 2.070%, 6/5/2025	1,705,000
2,190,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.250%, 6/4/2025	2,190,000
1,570,085		Pennsylvania Housing Finance Agency (Mary Field Senior Apartments LP), Mizuho 3a-7 (Series 2024-MIZ9177) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	1,570,085
11,995,000		Pennsylvania State Higher Education Facilities Authority (Foundation for Indiana University of Pennsylvania), RBC Muni Products (E-75), (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.170%, Optional Tender 7/1/2025	11,995,000
29,100,000		Pennsylvania State Turnpike Commission, (Series of 2020) Weekly VRDNs, (TD Bank, N.A. LOC), 1.950%, 6/5/2025	29,100,000
12,605,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Receipts (Series 2022-ZL0364) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.120%, 6/5/2025	12,605,000
5,220,000		Philadelphia, PA Water & Wastewater System, (Series 2024-ZF3251) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 2.090%, 6/5/2025	5,220,000
2,370,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, (Series A of 2007) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(PNC Bank, N.A. LIQ), 1.950%, 6/5/2025	2,370,000
14,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 2.050%, 6/5/2025	14,000,000
		TOTAL	108,350,085
		South Carolina—1.7%
12,275,000		South Carolina Jobs-EDA (B&C Multi-County Business Park), BAML 3a-7 (Series 2024-BAML6020) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.090%, 6/5/2025	12,275,000
15,500,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	15,500,000
5,500,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), Tender Option Bond Trust Receipts (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	5,500,000
24,200,000		South Carolina Jobs-EDA (Palmetto Health), BAML VRDO (Series 2025-VRS-208) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.100%, 6/2/2025	24,200,000
19,451,000		South Carolina State Public Service Authority, (Series A), CP, (Barclays Bank PLC LOC), 3.080%, Mandatory Tender 8/7/2025	19,451,000
5,900,000		South Carolina State Public Service Authority, Tender Option Bond Trust Certificates (Series 2022-XL0313) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.090%, 6/5/2025	5,900,000
10,000,000		South Carolina State Public Service Authority, Tender Option Bond Trust Receipts (Series 2024-XM1175) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.110%, 6/5/2025	10,000,000
		TOTAL	92,826,000
Annual Financial Statements and Additional Information
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		South Dakota—0.0%
$ 2,891,912		South Dakota HDA (Americana Apartments), Mizuho 3a-7 (Series 2024-MIZ9174) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	$ 2,891,912
		Tennessee—5.0%
13,795,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 2.300%, 6/5/2025	13,795,000
11,940,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 2.300%, 6/4/2025	11,940,000
50,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.020%, Mandatory Tender 6/18/2025	50,000,000
39,825,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.050%, Mandatory Tender 6/23/2025	39,825,000
18,100,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.050%, Mandatory Tender 6/24/2025	18,100,000
13,520,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.060%, Mandatory Tender 6/24/2025	13,520,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.080%, Mandatory Tender 6/4/2025	10,000,000
12,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, CPX, 3.050%, Mandatory Tender 6/26/2025	12,000,000
24,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, CPX, 3.200%, Mandatory Tender 6/26/2025	24,000,000
40,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, CPX, 3.200%, Mandatory Tender 6/26/2025	40,000,000
3,920,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Ewing Heights, LP), Mizuho 3A-7 (Series 2024-MIZ9163) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	3,920,000
10,205,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 2.300%, 6/5/2025	10,205,000
20,900,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty, Inc. INS)/(Truist Bank LIQ), 3.100%, 6/2/2025	20,900,000
9,440,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), BAML 3A-7 (Series 2023-BAML5024) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.080%, 6/2/2025	9,440,000
		TOTAL	277,645,000
		Texas—16.7%
13,300,000		Austin, TX Utilities System, CP, 2.880%, Mandatory Tender 7/23/2025	13,300,000
20,000,000		Austin, TX Utilities System, CP, 2.900%, Mandatory Tender 6/16/2025	20,000,000
16,000,000		Austin, TX Utilities System, CP, 2.900%, Mandatory Tender 7/1/2025	16,000,000
2,052,347		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3255) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	2,052,347
5,680,000		Brazos County, TX Housing Finance Corp. (Bryan Leased Housing Associates), Tender Option Bond Trust Certificates (Series 2023-XF3129) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	5,680,000
9,000,000		Capital Area, TX Housing Finance Corp. (Madison at Dell Ranch Apartments), BAML 3A-7 (Series 2023-BAML6015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.090%, 6/5/2025	9,000,000
7,205,000		Capital Area, TX Housing Finance Corp. (MLVI Martha’s Vineyard Apartments, LLC), BAML 3A-7 (Series 2023-BAML6013) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.100%, 6/5/2025	7,205,000
7,280,000		Collin County, TX Housing Finance Corp. (Roers Wylie Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9185) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	7,280,000
10,095,000		Corpus Christi, TX Utility System, Tender Option Bond Trust Receipts (Series 2023-XF1566) Weekly VRDNs, (Royal Bank of Canada LIQ), 2.070%, 6/5/2025	10,095,000
3,060,000		El Paso, TX Housing Finance Corp., Mizuho 3A-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	3,060,000
22,500,000		Garland, TX Water & Sewer System, (Series 2015), CP, (Sumitomo Mitsui Banking Corp. LOC), 3.150%, Mandatory Tender 6/26/2025	22,500,000
22,030,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Barclays 3a-7 (Series 2022-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.270%, 6/5/2025	22,030,000
7,920,000		Harris County, TX, (Series D-2), CP, 3.100%, Mandatory Tender 7/14/2025	7,920,000
3,590,000		Harris County, TX, (Series D-3), CP, 2.920%, Mandatory Tender 7/8/2025	3,590,000
7,925,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 2.870%, Mandatory Tender 6/23/2025	7,925,000
5,160,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 2.950%, Mandatory Tender 9/24/2025	5,160,000
1,060,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 3.000%, Mandatory Tender 8/26/2025	1,060,000
5,445,000		Houston, TX, (Series H-2), CP, 3.149%, Mandatory Tender 6/17/2025	5,445,000
Annual Financial Statements and Additional Information
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 15,000,000		Las Varas, TX Public Facility Corp. (Roers San Antonio Apartments Owner I LP), Mizuho 3A-7 (Series 2024-MIZ9158) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	$ 15,000,000
5,000,000		Lower Colorado River Authority, TX, (Series B), CP, (Truist Bank LOC), 3.050%, Mandatory Tender 6/24/2025	5,000,000
8,000,000		Lower Colorado River Authority, TX, (Series B), CP, (Truist Bank LOC), 3.100%, Mandatory Tender 6/24/2025	8,000,000
26,035,000		New Braunfels, TX (New Braunfels, TX Utility System), Utility System Revenue Refunding Bonds (Series 2022), CP, 3.250%, Mandatory Tender 6/18/2025	26,035,000
4,615,000		North Fort Bend, TX Water Authority, Tender Option Bond Trust Certificates (Series 2022-XL0422) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 2.080%, 6/5/2025	4,615,000
4,500,000		North Texas Municipal Water District Water System, Regional Wastewater System Revenue Bonds - Extendable Commercial Paper Mode, CPX, 3.170%, Mandatory Tender 7/24/2025	4,500,000
25,000,000		North Texas Municipal Water District Water System, Water System Revenue Bonds - Extendable Commercial Paper Mode, CPX, 3.170%, Mandatory Tender 7/24/2025	25,000,000
3,328,000		Northeast TX Housing Finance Corp., Mizuho 3A-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	3,328,000
7,600,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012B) Weekly VRDNs, (TotalEnergies SE GTD), 1.960%, 6/4/2025	7,600,000
11,700,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Daily VRDNs, 3.050%, 6/2/2025	11,700,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (TotalEnergies SE GTD), 1.960%, 6/4/2025	41,000,000
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.050%, Mandatory Tender 6/5/2025	20,000,000
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.050%, Mandatory Tender 6/10/2025	20,000,000
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.050%, Mandatory Tender 6/12/2025	20,000,000
40,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.080%, Mandatory Tender 6/12/2025	40,000,000
10,000,000		San Antonio, TX Electric & Gas System, (Subseries A-1), CP, 3.030%, Mandatory Tender 6/18/2025	10,000,000
55,600,000		San Antonio, TX Water System, (Subseries A-1), CP, (JPMorgan Chase Bank, N.A. LIQ), 3.000%, Mandatory Tender 9/9/2025	55,600,000
18,000,000		Texas A&M University System Board of Regents, (Series B), CP, 2.970%, Mandatory Tender 9/10/2025	18,000,000
4,325,000		Texas State, Veterans Bonds (Series 2021) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 2.300%, 6/4/2025	4,325,000
10,985,000		Texas State, Veterans Bonds (Series 2022) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 2.300%, 6/4/2025	10,985,000
22,060,000		Travis County, TX Housing Finance Corp. (CVIII Chisholm Ranch LLC), BAML 3a-7 (Series BAML 2024-6019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.090%, 6/5/2025	22,060,000
4,855,000		Travis County, TX Housing Finance Corp. (ML Casa V LP), (Series BAML 3A-7) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.090%, 6/5/2025	4,855,000
12,500,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.850%, Mandatory Tender 7/1/2025	12,500,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.850%, Mandatory Tender 7/1/2025	25,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.850%, Mandatory Tender 8/12/2025	25,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.850%, Mandatory Tender 9/10/2025	25,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.870%, Mandatory Tender 8/6/2025	25,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.900%, Mandatory Tender 9/8/2025	25,000,000
16,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.980%, Mandatory Tender 10/7/2025	16,000,000
5,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.980%, Mandatory Tender 10/21/2025	5,000,000
12,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.000%, Mandatory Tender 11/13/2025	12,000,000
10,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.150%, Mandatory Tender 6/10/2025	10,000,000
25,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.870%, Mandatory Tender 6/4/2025	25,000,000
9,300,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.870%, Mandatory Tender 6/16/2025	9,300,000
10,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.880%, Mandatory Tender 6/3/2025	10,000,000
Annual Financial Statements and Additional Information
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 12,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.880%, Mandatory Tender 6/6/2025	$ 12,500,000
6,400,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.930%, Mandatory Tender 9/3/2025	6,400,000
6,400,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.930%, Mandatory Tender 10/15/2025	6,400,000
5,100,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.940%, Mandatory Tender 6/2/2025	5,100,000
6,250,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.940%, Mandatory Tender 7/3/2025	6,250,000
4,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.940%, Mandatory Tender 8/4/2025	4,500,000
6,250,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.950%, Mandatory Tender 6/18/2025	6,250,000
10,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.200%, Mandatory Tender 9/30/2025	10,000,000
4,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 9/30/2025	4,000,000
8,335,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.850%, Mandatory Tender 6/26/2025	8,335,000
25,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.850%, Mandatory Tender 9/24/2025	25,000,000
15,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.900%, Mandatory Tender 9/3/2025	15,000,000
25,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.970%, Mandatory Tender 9/30/2025	25,000,000
13,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 3.250%, Mandatory Tender 9/30/2025	13,000,000
		TOTAL	919,440,347
		Virginia—1.4%
20,685,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.000%, 6/2/2025	20,685,000
7,550,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 2.100%, 6/4/2025	7,550,000
590,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 2.170%, 6/6/2025	590,000
990,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 2.170%, 6/5/2025	990,000
5,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-19) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.010%, 6/5/2025	5,000,000
6,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-20) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 2.010%, 6/5/2025	6,000,000
5,355,000		Roanoke, VA EDA (Carilion Health System Obligated Group), (Series C) Daily VRDNs, (TD Bank, N.A. LOC), 2.900%, 6/2/2025	5,355,000
10,215,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 6/2/2025	10,215,000
20,240,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008B) Daily VRDNs, (TD Bank, N.A. LOC), 3.000%, 6/2/2025	20,240,000
		TOTAL	76,625,000
		Washington—0.6%
4,600,000		Washington State Housing Finance Commission (LIHI Aventine LLC), Tender Option Bond Trust Receipts (Series 2024-XF3227) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	4,600,000
30,000,000		Washington State Housing Finance Commission (The Farm by Vintage Apartments), Citi 3a-7 (Series 2024-CF7011) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 2.090%, 6/5/2025	30,000,000
		TOTAL	34,600,000
		West Virginia—1.5%
4,930,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 2.250%, 6/5/2025	4,930,000
76,470,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 2.150%, 6/4/2025	76,470,000
		TOTAL	81,400,000
		Wisconsin—0.9%
3,500,000		Grantsburg, WI School District TRANs, 4.000%, 10/30/2025	3,503,218
16,104,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.250%, 6/5/2025	16,104,000
Annual Financial Statements and Additional Information
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$ 9,500,000		University of Wisconsin Hospital and Clinics Authority (University of Wisconsin Health), (Series 2024C) Daily VRDNs, (U.S. Bank, N.A. LIQ), 3.000%, 6/2/2025	$ 9,500,000
18,200,000		Wisconsin State, CPX, 2.980%, Mandatory Tender 6/10/2025	18,200,000
		TOTAL	47,307,218
		TOTAL INVESTMENT IN SECURITIES—100.7% (AT AMORTIZED COST)[2]	5,553,978,778
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[3]	(40,570,571)
		NET ASSETS—100%	$5,513,408,207
At May 31, 2025, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of May 31, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
EDA	—Economic Development Authority
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.034	0.021	0.001	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.030	0.034	0.021	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.030)	(0.034)	(0.021)	(0.001)	(0.001)
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.030)	(0.034)	(0.021)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.07%	3.49%	2.13%	0.09%	0.06%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.21%	0.15%	0.21%
Net investment income	3.00%	3.44%	2.13%	0.08%	0.06%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.15%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,742,859	$4,041,573	$2,681,890	$2,374,257	$2,415,796

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.034	0.021	0.001	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.030	0.034	0.021	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.030)	(0.034)	(0.021)	(0.001)	(0.001)
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.030)	(0.034)	(0.021)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.07%	3.49%	2.13%	0.09%	0.06%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.21%	0.16%	0.21%
Net investment income	3.01%	3.43%	2.56%	0.12%	0.07%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.14%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$363,068	$366,902	$295,962	$41,546	$18,161

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.028	0.032	0.019	0.000[2]	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.028	0.032	0.019	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.028)	(0.032)	(0.019)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.028)	(0.032)	(0.019)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.81%	3.23%	1.88%	0.04%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.46%	0.46%	0.46%	0.20%	0.26%
Net investment income	2.73%	3.18%	1.88%	0.03%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.09%	0.35%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$407,481	$271,158	$183,977	$161,073	$226,166

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Statement of Assets and Liabilities
May 31, 2025

Assets:
Investment in securities, at amortized cost and fair value	$5,553,978,778
Cash	973,835
Income receivable	31,070,848
Receivable for investments sold	16,008,889
Receivable for shares sold	10,041,651
Total Assets	5,612,074,001
Liabilities:
Payable for investments purchased	86,429,337
Payable for shares redeemed	10,500,234
Income distribution payable	1,419,300
Payable for investment adviser fee (Note 5)	36,271
Payable for administrative fee (Note 5)	23,340
Payable for other service fees (Notes 2 and 5)	54,242
Accrued expenses (Note 5)	203,070
Total Liabilities	98,665,794
Net assets for 5,513,352,816 shares outstanding	$5,513,408,207
Net Assets Consist of:
Paid-in capital	$5,513,333,333
Total distributable earnings (loss)	74,874
Net Assets	$5,513,408,207
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$4,742,858,839 ÷ 4,742,811,169 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$363,067,940 ÷ 363,064,308 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$407,481,428 ÷ 407,477,339 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Statement of Operations
Year Ended May 31, 2025

Investment Income:
Interest	$164,437,583
Expenses:
Investment adviser fee (Note 5)	10,231,118
Administrative fee (Note 5)	3,968,529
Custodian fees	147,090
Transfer agent fees	43,986
Directors’/Trustees’ fees (Note 5)	24,684
Auditing fees	26,221
Legal fees	18,822
Portfolio accounting fees	220,769
Other service fees (Notes 2 and 5)	907,036
Share registration costs	244,237
Printing and postage	55,528
Miscellaneous (Note 5)	79,209
TOTAL EXPENSES	15,967,229
Waiver of investment adviser fee (Note 5)	(4,066,858)
Net expenses	11,900,371
Net investment income	152,537,212
Net realized gain on investments	72,155
Change in net assets resulting from operations	$152,609,367
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
18

Statement of Changes in Net Assets

Year Ended May 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$152,537,212	$137,778,843
Net realized gain (loss)	72,155	524,686
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	152,609,367	138,303,529
Distributions to Shareholders:
Wealth Shares	(132,561,649)	(118,032,315)
Advisor Shares	(10,506,984)	(12,447,327)
Service Shares	(9,939,200)	(7,295,894)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(153,007,833)	(137,775,536)
Share Transactions:
Proceeds from sale of shares	8,768,072,582	7,922,360,134
Net asset value of shares issued to shareholders in payment of distributions declared	130,243,874	111,801,551
Cost of shares redeemed	(8,064,143,459)	(6,516,885,966)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	834,172,997	1,517,275,719
Change in net assets	833,774,531	1,517,803,712
Net Assets:
Beginning of period	4,679,633,676	3,161,829,964
End of period	$5,513,408,207	$4,679,633,676
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
19

Notes to Financial Statements
May 31, 2025
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $4,066,858 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Annual Financial Statements and Additional Information
20

For the year ended May 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$907,036
For the year ended May 31, 2025, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2025		Year Ended 5/31/2024
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	7,447,004	$7,447,004	6,729,647	$6,729,647
Shares issued to shareholders in payment of distributions declared	110,606	110,606	92,705	92,705
Shares redeemed	(6,855,980)	(6,855,980)	(5,463,124)	(5,463,124)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	701,630	$701,630	1,359,228	$1,359,228
	Year Ended 5/31/2025		Year Ended 5/31/2024
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	641,718	$641,718	812,681	$812,681
Shares issued to shareholders in payment of distributions declared	10,507	10,507	12,446	12,446
Shares redeemed	(656,027)	(656,027)	(754,231)	(754,231)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(3,802)	$(3,802)	70,896	$70,896
Annual Financial Statements and Additional Information
21

	Year Ended 5/31/2025		Year Ended 5/31/2024
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	679,351	$679,351	380,033	$380,033
Shares issued to shareholders in payment of distributions declared	9,131	9,131	6,651	6,651
Shares redeemed	(552,137)	(552,137)	(299,532)	(299,532)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	136,345	$136,345	87,152	$87,152
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	834,173	$834,173	1,517,276	$1,517,276
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2025 and 2024, was as follows:
	2025	2024
Tax-exempt income	$152,534,844	$137,613,584
Ordinary income[1]	$344,411	$161,952
Long-term capital gains	$128,578	$—

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$2,748
Undistributed long-term capital gains	$72,126
TOTAL	$74,874
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2025, the Adviser voluntarily waived $4,066,858 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended May 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2025, FSSC received $5,748 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service
Annual Financial Statements and Additional Information
22

Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,523,745,000 and $1,759,860,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2025, there were no outstanding loans. During the year ended May 31, 2025, the program was not utilized.
7. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended May 31, 2025, 33.6% of total ordinary income distributions qualified as business interest income for purposes of 163(j) under the Code and the regulations thereunder.
Annual Financial Statements and Additional Information
23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Tax-Free Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Tax-Free Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 23, 2025
Annual Financial Statements and Additional Information
24

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
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designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Tax-Free Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450528 (7/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Municipal Obligations Fund: Not Applicable.

Federated Hermes Tax-Free Obligations Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Municipal Obligations Fund: Not Applicable.

Federated Hermes Tax-Free Obligations Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Municipal Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Tax-Free Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Municipal Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Tax-Free Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025